Nuveen Exchange-Traded Funds

Providing tax-free income to help you live your dreams

PREMIUM INCOME (NPI)

PREMIUM INCOME 2 (NPM)

PREMIUM INCOME 4 (NPT)

SEMIANNUAL REPORT/APRIL 30, 1997

Photographic image of couple walking on beach.

     CONTENTS

  3  Dear shareholder
  5  Answering your questions
  9  Fund performance
 11  Commonly used terms
 13  Portfolio of investments
 56  Statement of net assets
 57  Statement of operations
 58  Statement of changes in net assets
 60  Notes to financial statements
 68  Financial highlights

Dear shareholder

"Shareholders continue to enjoy very attractive current yields generated by portfolios of quality bonds."

Photographic image of headshot of Chairman and Chief Executive Officer of Nuveen.

It is my pleasure to report to you on the performance of Nuveen's exchange-traded funds. Over the past year, shareholders in these funds were rewarded with attractive tax-free income. A hallmark of Nuveen's fixed-income investments, this dependable tax-free income makes these funds an excellent choice for those seeking a stable addition to their core investment portfolio. To safeguard our shareholders' interests, Nuveen continues to work to find ways to protect this level of income through changing market conditions.
     The funds' sound performance came during a year of volatility in the municipal bond market, including a mid-year decline and a post-election rally. However, by continuing to seek out undervalued bonds in sectors and regions we believe are fundamentally strong, we were able to generate very attractive current yields for shareholders while also preserving capital.
     As of April 30, 1997, shareholders in the funds covered in this report were receiving annual tax-free yields on net asset value that ranged from 6.34% to 6.75%. To match these attractive yields, investors in the 36% federal income tax bracket would have had to earn at least 9.91% on taxable alternatives.

  During the same period, all of the funds outperformed the benchmark Lehman Brothers Municipal Bond Index, which posted a 6.66% return. Over the past year, the funds generated total returns, including reinvested dividends and capital gains (if any) and changes in net asset value, of 7.48% to 9.44%, equivalent to taxable total returns of 11.25% to 13.12% for investors in the 36% tax bracket. The level of these returns gains added significance when viewed in the context of bond market results for the past year, which reflect the rather flat performance of 1996 and the concern over Federal Reserve deliberations in early 1997.
  Nuveen has recently made significant and exciting additions to the investment options we offer--that make it easier to keep more of what you earn. We introduced three new equity and balanced funds for investors seeking both long-term growth and current income. Further, Nuveen's municipal bond fund selection is now one of the largest in the industry, since our merger with Flagship Resources, Inc., a highly regarded sponsor of fixed-income mutual funds. As a Nuveen shareholder, this merger offers you even greater access to the municipal market.
  For more complete information regarding Nuveen investment products, including charges and expenses, call Nuveen at (800) 257-8787, or contact your financial adviser for a prospectus. Please read the information carefully before you invest.
  On behalf of everyone at Nuveen, I thank you for your continued confidence in us and our family of investments. You can continue to depend on us for high-quality investment products that withstand the test of time. We look forward to serving you in the future.

Sincerely,



Timothy R. Schwertfeger
Chairman of the Board
June 12, 1997

Answering your questions

Tom Spalding, head of Nuveen's portfolio management team, reviews recent events in the municipal market and offers insights into the strategies Nuveen uses to manage your funds

How would you summarize the bond market over the past 12 months?

Throughout the past year, mixed economic reports produced conflicting interest rate and inflation forecasts, which caused investors to view the markets with alternating enthusiasm and uncertainty. In late 1996, evidence of an economic slowdown, the strong U.S. dollar, and lack of inflationary pressures combined to allay investor fears, sparking a rally in bonds that continued through the post-election period. The early months of 1997 saw a reemergence of talk about inflation, and the markets continue to keep a close eye on the Federal Reserve to see how seriously it regards such talk.
  Over much of the past 12 months, euphoria in the equity market focused investors' attention on stocks and brought record amounts of new money into equity-based mutual funds, bypassing the bond market. Some investors, concerned about a potential stock market correction, decided to take their profits, but adopted a wait-and-see attitude about investing capital gains, electing to go with short-term vehicles until a clearer picture of market trends emerged. These events affected demand for bond issues of all types during the past year. Only recently have we begun to see some evidence that investors are evaluating the effect of the huge run-up in stock prices and are rebalancing their portfolios by gradually shifting some assets from stocks into bonds.
  The actions of the Federal Reserve also continue to play a role in bond market performance. Although the Fed altered interest rates only once in 1996, at the very beginning of the year, anticipation of further moves kept the markets restless. With one rate increase approved already in March of this year, the concern about potential changes in monetary policy--and the effect of such changes on the markets--continues in 1997.

What strategies did you use to add value during this market?
The fluctuations of 1996 created specific inefficiencies in the market, enabling Nuveen to uncover and take advantage of price discrepancies to improve fund portfolios. For example, we were able to enhance the durability of the funds' dividends by purchasing bonds with longer call protection. These bonds were priced similarly to those with shorter calls as interest rates began to rise in 1996, creating a value investing opportunity. As rates moved down during the year, the bonds with longer call protection then appreciated in value more than those with shorter calls.

What role does research play in helping you achieve the funds' objectives?
As an integral part of our portfolio management strategy, Nuveen Research provides portfolio managers with objective appraisals of the creditworthiness of new municipal issues, while maintaining surveillance of the credit performance for all portfolio holdings. To track individual holdings, each Nuveen Research analyst is responsible for a specific surveillance portfolio, which is defined in terms of geography and sector (e.g., healthcare, housing). Specialization by sector enables our Research teams to focus their credit quality evaluation efforts and complement the vantage point of each portfolio manager.

What is the current economic outlook?
The economy in the second quarter has grown at a slower pace than during the first quarter, however, the growth still may be at a level that exceeds the Federal Reserve's long-term targets. Interest rates on 30-year Treasuries have moved in a range of between 6.65% to 7.20% over the past several months, and expectations are that this range of rates may continue through the third quarter.
   Of course, that's a short-term outlook. By following a disciplined value strategy and depending on fundamental research, the long-term outlook for our municipal bond funds--and for Nuveen shareholders--is very good. We will continue to look for opportunities in sectors like healthcare and public power and in regions like the Midwest and the Sun Belt. And will continue to identify bonds that are structured in ways that make them attractive through a complete interest rate cycle.

Photographic image of Tom Spalding, Portfolio Manager at Nuveen.

Tom Spalding, head of Nuveen's portfolio management team, answers investors' questions on develop ments in the municipal market.

NUVEEN PREMIUM INCOME MUNICIPAL FUND, INC.
NPI

In keeping with the Fund's goal of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady dividends. The fund also paid shareholders a capital gains distribution in December.

12 MONTH DIVIDEND HISTORY
     Date      Monthly Dividends  Supplemental Dividends    Capital Gains

      5/13/96    $0.0795
      6/12/96    $0.0795
      7/11/96    $0.0795
      8/13/96    $0.0795
      9/11/96    $0.0795
     10/10/96    $0.0795
     11/13/96    $0.0795
     12/11/96    $0.0795                                     $0.0292
      1/13/97    $0.0795
      2/12/97    $0.0795
      3/12/97    $0.0795
      4/11/97    $0.0795
  FUND HIGHLIGHTS 4/30/97
   Yield                                      6.75%
   Taxable-equivalent yield                  10.55%
   Annual total return on NAV                 7.48%
   Taxable-equivalent total return           11.25%
   Share price                              $14.125
   NAV                                      $14.76
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN PREMIUM INCOME MUNICIPAL FUND 2, INC.
NPM

In keeping with the Fund's goal of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady dividends. The fund also paid shareholders a capital gains distribution in December.

12 MONTH DIVIDEND HISTORY
     Date      Monthly Dividends  Supplemental Dividends    Capital Gains
      5/13/96    $0.0775
      6/12/96    $0.0775
      7/11/96    $0.0775
      8/13/96    $0.0775
      9/11/96    $0.0775
     10/10/96    $0.0775
     11/13/96    $0.0775
     12/11/96    $0.0775                                      $0.0026
      1/13/97    $0.0775
      2/12/97    $0.0775
      3/12/97    $0.0775
      4/11/97    $0.0775
  FUND HIGHLIGHTS 4/30/97
   Yield                                      6.36%
   Taxable-equivalent yield                   9.94%
   Annual total return on NAV                 9.44%
   Taxable-equivalent total return           13.12%
   Share price                              $14.625
   NAV                                      $15.05
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

NUVEEN PREMIUM INCOME MUNICIPAL FUND 4, INC.
NPT
In keeping with the Fund's goal of providing attractive, dependable tax-free income, shareholders enjoyed 12 months of steady dividends. The fund also paid shareholders a capital gains distribution in December.

12 MONTH DIVIDEND HISTORY
     Date      Monthly Dividends  Supplemental Dividends    Capital Gains
      5/13/96    $0.0680
      6/12/96    $0.0680
      7/11/96    $0.0680
      8/13/96    $0.0680
      9/11/96    $0.0680
     10/10/96    $0.0680
     11/13/96    $0.0680
     12/11/96    $0.0680                                     0.0035
      1/13/97    $0.0680
      2/12/97    $0.0680
      3/12/97    $0.0680
      4/11/97    $0.0680
  FUND HIGHLIGHTS 4/30/97
   Yield                                      6.34%
   Taxable-equivalent yield                   9.91%
   Annual total return on NAV                 8.06%
   Taxable-equivalent total return           11.51%
   Share price                              $12.875
   NAV                                      $13.91
The dividend history used in this chart constitutes past performance and does not necessarily predict the future dividends of the Fund.

Commonly used terms

Yield
An exchange-traded fund's annualized monthly dividend on a given date (in the case of this report, April 30, 1997) divided by its closing price per share on that date.

Taxable equivalent yield

The return an investor subject to a given income tax rate would need to obtain from a fully taxable investment to equal the fund's stated annualized yield on share price. In this report, the tax rate is assumed to be 36% for shareholders, based on 1997 incomes of $124,650-$271,050 for investors filing singly, $151,750-$271,050 for those filing jointly.

Net Asset Value (NAV)

The market value of all securities and other assets held by an exchange-traded fund, minus any liabilities. The NAV per share is the fund's net assets, less the value of its preferred shares, divided by its total number of common shares outstanding.

Total return on NAV
The percentage change in a fund's NAV per common share for a given period, assuming reinvestment of all dividends and capital gains distributions, if any.

Taxable equivalent total return

The total return an investor subject to a given income tax rate would need to obtain from a fully taxable investment to equal the fund's stated total return on NAV.

Leverage

A technique used to enhance the income produced for common shareholders by a long-term municipal bond fund through the issuance of short-term preferred shares. The proceeds from the sale of the preferred shares can be used to purchase additional long-term bonds, thus increasing the portfolio's income stream. Changes in net asset value per share, both up and down, are also magnified by leverage.

Each Fund intends to repurchase shares of its own common or preferred stock in the future at such times and in such amounts as are deemed advisable. No shares were repurchased during the six-month period ended April 30, 1997. Any future repur chases will be reported to shareholders in the next annual or semiannual report.

PORTFOLIO OF INVESTMENTS (Unaudited)
NUVEEN PREMIUM INCOME MUNICIPAL FUND, INC. (NPI)
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   ALASKA - 0.7%
   $   1,770,000   Alaska Housing Finance Corporation, Insured
                    Mortgage Program Bonds, 1990 First Series,
                    7.800%, 12/01/30                                         Aa1     12/00 at 102   $   1,781,700
         880,000   Alaska State Housing Finance Corporation,
                    Collateralized Home Mortgage Bonds, 1987
                    Series B, 8.750%, 12/01/16                               Aaa      6/98 at 102         900,152
       6,000,000   North Slope Borough, Alaska, General Obligation
                    Refunding Bonds of 1988, Series G,
                    8.350%, 6/30/98                                           A-     No Opt. Call       6,275,700

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                   ARIZONA - 1.6%
       3,160,000   The Industrial Development Authority of the City
                    of Phoenix, Arizona, Home Purchase Mortgage
                    Revenue Bonds (GNMA Mortgage-Backed
                    Securities Program), Series 1988B, 8.200%, 4/01/22
                    (Alternative Minimum Tax)                                AAA     10/98 at 102       3,289,592
      12,465,000   The Industrial Development Authority of the County
                    of Pima (Arizona), Industrial Development Lease
                    Obligation Refunding Revenue Bonds, 1988 Series
                    A (Irvington Project), 7.250%, 7/15/10                   Aaa      1/02 at 103      13,748,770
       3,795,000   The Industrial Development Authority of the County
                    of Pima, Single Family Mortgage Revenue Bonds
                    (GNMA Mortgage-Backed Securities Program),
                    Series 1988, 8.125%, 9/01/20 (Alternative
                    Minimum Tax)                                             AAA      3/99 at 102       3,951,658

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                   CALIFORNIA - 15.9%
      17,000,000   California Health Facilities Financing Authority,
                    Kaiser Permanente, Medical Care Program,
                    Semiannual Tender Revenue Bonds, 1985 Tender
                    Bonds, 5.550%, 8/15/25                                    AA      2/02 at 101      16,039,840
      14,650,000   California Health Facilities Financing Authority,
                    Hospital Revenue Bonds (Children's Hospital of
                    Los Angeles), 1991 Series A, 7.125%, 6/01/21
                    (Pre-refunded to 6/01/01)                                Aaa      6/01 at 102      16,218,576
      26,725,000   State Public Works Board of the State of California,
                    Lease Revenue Refunding Bonds (The Regents of
                    the University of California), 1993 Series A
                    (Various University of California Projects),
                    5.500%, 6/01/21                                           A1      6/03 at 102      25,178,424
      11,395,000   State Public Works Board of the State of California,
                    Lease Revenue Bonds (Department of Corrections),
                    1993 Series E (California State Prison-Madera
                    County (II)), 5.500%, 6/01/15                              A     No Opt. Call      11,221,340

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   CALIFORNIA (CONTINUED)
  $   15,975,000   State of California Department of Transportation
                    East Bay State Building Authority, Certificates of
                    Participation, Series 1991A, 6.500%, 3/01/16               A      3/01 at 102  $   16,636,525
      13,000,000   State of California, Various Purpose General
                    Obligation Refunding Bonds, 5.150%, 10/01/19              A1     10/03 at 102      11,893,570
      15,285,000   Los Angeles Convention and Exhibition Center
                    Authority, Lease Revenue Bonds, 1993 Refunding
                    Series A, The City of Los Angeles (California),
                    5.375%, 8/15/18                                          Aaa      8/03 at 102      14,414,978
       5,000,000   Department of Water and Power of The City of Los
                    Angeles, California, Electric Plant Refunding
                    Revenue Bonds, Second Issue of 1993,
                    4.750%, 11/15/19                                         Aaa     11/03 at 102       4,290,850
      12,250,000   Los Angeles County Transportation Commission
                    (California), Sales Tax Revenue Refunding Bonds,
                    Series 1991-B, 5.750%, 7/01/18                           AA-      7/01 at 100      12,167,313
       1,285,000   City of Martinez (California), Home Mortgage
                    Revenue Bonds, 1983 Issue A, 10.750%, 2/01/16            Aaa     No Opt. Call       1,953,637
       4,125,000   Redevelopment Agency of the City of Moorpark,
                    Moorpark Redevelopment Project, 1993 Tax
                    Allocation Bonds, 6.125%, 10/01/18                        A-     10/03 at 102       4,140,881
      20,000,000   City of Pomona, California, Single Family Mortgage
                    Revenue Refunding Bonds (GNMA and FNMA
                    Mortgage-Backed Securities), Series 1990A,
                    7.600%, 5/01/23                                          Aaa     No Opt. Call      25,015,200
       3,955,000   City of Redlands, California, Refunding Certificates
                    of Participation (Loma Linda University Medical
                    Center Project), Series 1993-D, 5.000%, 12/01/22         Aaa     12/03 at 102       3,485,383
       5,000,000   Sacramento, California, Municipal Utility District,
                    Electric Revenue Refunding Bonds, 1993 Series D,
                    5.250%, 11/15/20                                         Aaa     11/03 at 102       4,616,000
                   San Bernardino Joint Powers Financing Authority,
                    Tax Allocation Refunding Bonds, Series 1995A:
       6,675,000    5.750%, 10/01/15                                         Aaa     10/05 at 102       6,655,843
      12,500,000    5.750%, 10/01/25                                         Aaa     10/05 at 102      12,404,125
       3,000,000   San Diego Public Facilities Financing Authority
                    Sewer Revenue Bonds, Series 1993,
                    5.250%, 5/15/20                                          Aaa      5/03 at 102       2,771,940
      17,540,000   The Regents of the University of California,
                    Refunding Revenue Bonds (Multiple Purpose
                    Projects), Series B, 4.750%, 9/01/21                     Aaa      9/03 at 102      14,920,226

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   COLORADO - 2.9%
                   City and County of Denver, Colorado, Airport
                    System Revenue Bonds, Series 1991D:
   $   9,450,000    7.750%, 11/15/13 (Alternative Minimum Tax)               Baa     No Opt. Call  $   11,241,248
       8,275,000    7.750%, 11/15/21 (Alternative Minimum Tax)               Baa     11/01 at 102       9,106,555
       3,500,000   City and County of Denver, Colorado, Airport
                    System Revenue Bonds, Series 1992B,
                    7.250%, 11/15/23 (Alternative Minimum Tax)               Baa     11/02 at 102       3,765,160
       8,700,000   City and County of Denver, Colorado, Airport
                    System Revenue Bonds, Series 1992C,
                    6.750%, 11/15/22 (Alternative Minimum Tax)               Baa     11/02 at 102       9,040,170
       3,115,000   Colorado Local Single Family Mortgage Revenue
                    Bonds (City and County of Denver, Colorado -
                    Issuer, GNMA Mortgage-Backed Securities
                    Program), Series 1988A, 8.125%, 12/01/20
                    (Alternative Minimum Tax)                                AAA     12/98 at 102       3,235,052
       1,023,489   El Paso County, Colorado, Single Family Mortgage
                    Revenue Tax-Exempt Refunding Bonds, Series
                    1992A Class A-2, 8.750%, 6/01/11                         Aaa     No Opt. Call       1,103,230

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                   DISTRICT OF COLUMBIA - 2.1%
      10,740,000   District of Columbia, Hospital Revenue Refunding
                    Bonds (Providence Hospital Issue), Series 1988A,
                    7.875%, 12/01/15                                          AA     12/98 at 102      11,455,069
      14,800,000   District of Columbia Housing Finance Agency,
                    Collateralized Single Family Mortgage Revenue
                    Bonds, Series 1988E-4, 6.375%, 6/01/26
                    (Alternative Minimum Tax)                                AAA     12/04 at 103      15,043,756

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                   FLORIDA - 4.4%
       9,775,000   Florida Housing Finance Agency, GNMA
                    Collateralized Home Ownership Mortgage
                    Revenue Bonds, 1988 Series G1 Bonds,
                    8.300%, 6/01/20 (Alternative Minimum Tax)                Aaa     12/98 at 103      10,172,256
       9,290,000   State of Florida, Full Faith and Credit Department
                    of Transportation Right-of-Way Acquisition and
                    Bridge Construction Bonds, Series 1995,
                    5.800%, 7/01/21                                           Aa      7/05 at 101       9,247,266
                   Greater Orlando Aviation Authority, Airport
                    Facilities Revenue Bonds, Series 1988 of the City of
                    Orlando, Florida (Alternative Minimum Tax):
       1,470,000    8.375%, 10/01/16 (Pre-refunded to 10/01/98)               A1     10/98 at 102       1,580,735
      13,530,000    8.375%, 10/01/16                                          A1     10/98 at 102      14,439,216

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   FLORIDA (CONTINUED)
                   City of Pensacola Health Facilities Authority, Health
                    Facilities Revenue Refunding Bonds, Series 1988 (Daughters
                    of Charity National Health System Sacred Heart Hospital of
                    Pensacola Florida):
  $   11,655,000    7.875%, 1/01/08 (Pre-refunded to 1/01/98)                Aaa  1/98 at 101 1/2  $   12,130,407
       9,435,000    7.875%, 1/01/11 (Pre-refunded to 1/01/98)                Aaa  1/98 at 101 1/2       9,819,854

-----------------------------------------------------------------------------------------------------------------
                   GEORGIA - 3.2%
       7,700,000   Municipal Electric Authority of Georgia, Power
                    Revenue Bonds, Series Q, 8.375%, 1/01/16                   A      1/98 at 102       8,071,448
       5,850,000   Municipal Electric Authority of Georgia, Power
                    Revenue Bonds, Series O, 8.125%, 1/01/17                   A      1/98 at 102       6,117,053
       2,210,000   Urban Residential Finance Authority of the City of
                    Atlanta, Georgia, Single Family Mortgage Revenue
                    Bonds (GNMA Collateralized Home Mortgage
                    Program), Series 1988, in cooperation with the
                    Housing Authority of Fulton County, Georgia,
                    8.250%, 10/01/21 (Alternative Minimum Tax)               AAA     10/98 at 103       2,300,522
      23,420,000   Development Authority of Monroe County (Georgia),
                    Pollution Control Revenue Bonds (Georgia Power
                    Company Plant Scherer Project), Second Series
                    1994, 6.750%, 10/01/24                                    A1     10/99 at 102      24,376,707

-----------------------------------------------------------------------------------------------------------------
                   ILLINOIS - 5.2%
       8,230,000   Illinois Development Finance Authority, Pollution
                    Control Refunding Revenue Bonds, 1994 Series A
                    (Illinois Power Company Project), 5.700%, 2/01/24        Aaa      2/04 at 102       8,025,238
       8,500,000   Illinois Educational Facilities Authority, Revenue
                    Refunding Bonds, The University of Chicago,
                    Series 1993B, 5.600%, 7/01/24                            Aa1      7/03 at 102       8,095,400
       5,000,000   Illinois Health Facilities Authority, Revenue Bonds,
                    Series 1992 (Highland Park Hospital),
                    6.200%, 10/01/22                                         Aaa     10/02 at 102       5,084,300
       2,000,000   Illinois Health Facilities Authority Revenue Bonds,
                    Series 1997A (Highland Park Hospital Project),
                    5.750%, 10/01/26 (WI)                                    Aaa     10/07 at 102       1,948,700
      12,700,000   Illinois Health Facilities Authority, Revenue Bonds,
                    Series 1988B (Evangelical Hospitals Corporation),
                    8.100%, 1/01/08 (Pre-refunded to 1/01/99)                Aaa      1/99 at 102      13,584,682
       5,890,000   Illinois Housing Development Authority, Residential
                    Mortgage Revenue Bonds, 1988 Series C,
                    8.100%, 2/01/22 (Alternative Minimum Tax)                 Aa      8/98 at 102       6,087,079
       5,695,000   Illinois Housing Development Authority, Residential
                    Mortgage Revenue Bonds, 1988 Series C,
                    8.100%, 8/01/17                                           Aa      8/98 at 103       5,968,303

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   ILLINOIS (CONTINUED)
   $   6,000,000   City of Chicago (Illinois), Chicago-O'Hare
                    International Airport, General Airport Second Lien,
                    Revenue Refunding Bonds, 1993 Series C,
                    5.000%, 1/01/18                                          Aaa      1/04 at 102   $   5,402,400
       5,000,000   City of Chicago, Collateralized Single Family
                    Mortgage Revenue Bonds, Series 1996-A,
                    7.000%, 9/01/27 (Alternative Minimum Tax)                Aaa      3/06 at 105       5,477,850
         785,000   Regional Transportation Authority, Cook, DuPage,
                    Kane, Lake, McHenry and Will Counties, Illinois,
                    General Obligation Bonds, Series 1992B,
                    9.000%, 6/01/06                                          Aaa     No Opt. Call         998,449
       4,925,000   Regional Transportation Authority, Cook, DuPage,
                    Kane, Lake, McHenry and Will Counties, Illinois,
                    General Obligation Bonds, Series 1992A,
                    9.000%, 6/01/06                                          Aaa     No Opt. Call       6,264,157

-----------------------------------------------------------------------------------------------------------------
                   INDIANA - 3.7%
       2,550,000   Indiana State Office Building Commission,
                    Correctional Facilities Program Revenue Bonds,
                    Series 1995A, 5.500%, 7/01/20                            Aaa      7/05 at 102       2,445,119
      30,000,000   The Indianapolis Local Public Improvement Bond
                    Bank, Series 1988 D Bonds, 8.500%, 2/01/18
                    (Pre-refunded to 2/01/98)                                N/R      2/98 at 102      31,588,800
       8,000,000   Metropolitan School District of Steuben County Middle
                    School Building Corporation, First Mortgage
                    Bonds, Series 1995, Steuben County, Indiana,
                    6.375%, 7/15/16                                          Aaa      7/05 at 102       8,396,960
       5,300,000   Whitley County Middle School Building Corporation,
                    First Mortgage Bonds, Series 1994, Columbia City,
                    Indiana, 6.250%, 7/15/15                                 Aaa      1/04 at 102       5,488,150

-----------------------------------------------------------------------------------------------------------------
                   IOWA - 0.8%
       3,000,000   Iowa Finance Authority, Private College Refunding
                    Revenue Bonds (Drake University Project), Series
                    1996, 5.400%, 12/01/16                                   Aaa     12/05 at 102       2,868,900
       5,785,000   Iowa Finance Authority, Variable Rate Demand
                    Industrial Revenue Refunding Bonds, Series A
                    1989 (Urbandale Hotel Corporation Project No.
                    00475), 8.500%, 8/01/16 (Alternative Minimum
                    Tax) (Pre-refunded to 7/15/14)                           AAA      7/14 at 100       7,521,136

-----------------------------------------------------------------------------------------------------------------
                   KANSAS - 0.8%
       9,345,000   Sedgwick County, Kansas and Shawnee County,
                    Kansas, GNMA Collateralized Mortgage Revenue
                    Bonds, 1988 Series E, 8.250%, 11/01/20
                    (Alternative Minimum Tax)                                AAA     11/98 at 103       9,764,404

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   LOUISIANA - 0.8%
   $   7,660,000   Louisiana Public Facilities Authority, Extended Care
                    Facilities Revenue Bonds (Comm-Care Corporation
                    Project), Series 1994, 11.000%, 2/01/14                  BBB     No Opt. Call  $   10,323,229

-----------------------------------------------------------------------------------------------------------------
                   MASSACHUSETTS - 0.9%
       3,000,000   Massachusetts Industrial Finance Agency, Resource
                    Recovery Revenue Bonds, SEMASS Project, Series
                    1991B, 9.250%, 7/01/15 (Alternative Minimum Tax)         N/R      7/01 at 103       3,362,970
       8,800,000   Massachusetts Water Resources Authority General
                    Revenue Bonds, 1992 Series A, 5.500%, 7/15/22              A      7/02 at 100       8,258,184

-----------------------------------------------------------------------------------------------------------------
                   MICHIGAN - 1.6%
       4,000,000   School District of the City of Detroit, Wayne County,
                    Michigan, School Building and Site Improvement
                    and Refunding Bonds (Unlimited Tax General
                    Obligation), Series 1993, 5.400%, 5/01/13                 AA      5/03 at 102       3,885,320
       8,870,000   City of Detroit, Michigan, Sewage Disposal System
                    Revenue Bonds, Series 1995-A, 5.000%, 7/01/25            Aaa      7/05 at 100       7,862,279
       9,625,000   Livonia Public Schools School District, County of
                    Wayne, State of Michigan, 1993 Refunding Bonds,
                    5.500%, 5/01/21                                          Aaa      5/03 at 102       9,187,448

-----------------------------------------------------------------------------------------------------------------
                   MINNESOTA - 3.5%
       4,375,000   Minnesota Housing Finance Agency, Single Family
                    Mortgage Bonds, 1988 Series C, 8.500%, 7/01/19
                    (Alternative Minimum Tax)                                AA+      7/98 at 102       4,513,600
       2,945,000   The Minneapolis/Saint Paul Housing Finance Board,
                    Single Family Mortgage Revenue Bonds
                    (Minneapolis/Saint Paul Family Housing Program,
                    Phase X, FNMA and GNMA Mortgage-Backed
                    Securities Program), Series 1994, 7.500%, 11/01/27
                    (Alternative Minimum Tax)                                AAA     11/04 at 102       3,093,870
      21,970,000   The Housing and Redevelopment Authority of the
                    City of Saint Paul, Minnesota, Sales Tax Revenue
                    Refunding Bonds (Civic Center Project), Series
                    1996, 7.100%, 11/01/23                                   Aaa     11/15 at 103      25,818,046
       2,900,000   The Housing and Redevelopment Authority of the
                    City of Saint Paul, Minnesota, Single Family
                    Mortgage Revenue Bonds, Refunding Series
                    1991-B, 7.250%, 9/01/11                                   Aa     No Opt. Call       3,047,871
       8,175,000   Port Authority of the City of Saint Paul, Energy
                    Park Tax Increment Revenue Refunding Bonds,
                    Series 1988, 8.000%, 12/01/07 (Pre-refunded
                    to 12/01/98)                                             AAA     12/98 at 102       8,529,877

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   MISSOURI - 1.6%
   $   7,000,000   Missouri Housing Development Commission Single
                    Family Mortgage Revenue Bonds (Homeownership
                    Loan Program), 1996 Series C, 7.450%, 9/01/27
                    (Alternative Minimum Tax)                                AAA      3/07 at 105   $   7,703,570
      11,120,000   Francis Howell School District, St. Charles County,
                    Missouri, General Obligation Refunding Bonds,
                    Series 1994A, 7.800%, 3/01/08                            Aaa     No Opt. Call      13,518,918

-----------------------------------------------------------------------------------------------------------------
                   NEVADA - 0.8%
      10,000,000   Clark County School District, Nevada, General
                    Obligation, School Improvement Bonds, Series
                    1988A, 8.000%, 3/01/08 (Pre-refunded to 3/01/98)         N/R      3/98 at 102      10,521,300

-----------------------------------------------------------------------------------------------------------------
                   NEW HAMPSHIRE - 2.3%
      10,000,000   Business Finance Authority of the State of New
                    Hampshire, Pollution Control Refunding Revenue
                    Bonds (The United Illuminating Company Project-
                    1993 Series A), 5.875%, 10/01/33                        BBB-     10/03 at 102       9,292,200
      11,000,000   New Hampshire Housing Finance Authority, Single
                    Family Mortgage Revenue Bonds, 1993 Series B,
                    6.050%, 7/01/25                                           Aa      7/03 at 102      10,998,900
       9,135,000   New Hampshire Hosing Finance Authority Single
                    Family Mortgage Acquisition Revenue Bonds,
                    1996 Series B, 6.400%, 1/01/27 (Alternative
                    Minimum Tax)                                              Aa      7/06 at 102       9,268,645

-----------------------------------------------------------------------------------------------------------------
                   NEW MEXICO - 0.4%
       5,445,000   New Mexico Mortgage Finance Authority, Single
                    Family Mortgage Purchase Refunding Senior
                    Bonds, 1992 Series A, 6.900%, 7/01/24                    Aa1      7/02 at 102       5,659,097

-----------------------------------------------------------------------------------------------------------------
                   NEW YORK - 10.0%
      12,365,000    New York State Energy Research and Development Authority,
                    Facilities Revenue Bonds, Series 1993 A (Consolidated Edison
                    Company of New York, Inc.
                    Project), 6.000%, 3/15/28 (Alternative Minimum Tax)       A1      3/03 at 102      12,375,510
      20,030,000   New York State Medical Care Facilities Finance
                    Agency, Hospital and Nursing Home FHA-Insured
                    Mortgage Revenue Bonds, 1993 Series B,
                    5.500%, 2/15/22                                          AAA      2/04 at 102      18,953,988
      18,000,000   Metropolitan Transportation Authority (New York),
                    Commuter Facilities 1987 Service Contract Bonds,
                    Series 2, 8.000%, 7/01/18 (Pre-refunded to 7/01/98)      Aaa      7/98 at 102      19,166,040

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   NEW YORK (CONTINUED)
   $   7,060,000   Municipal Assistance Corporation for the City of
                    New York (A Public Benefit Corporation of the
                    State of New York), Series 61 Bonds,
                    6.875%, 7/01/07 (Pre-refunded to 7/01/97)                 AA      7/97 at 102   $   7,237,277
      11,540,000   Municipal Assistance Corporation for the City of
                    New York, New York, Series 60 Bonds,
                    7.000%, 7/01/06 (Pre-refunded to 7/01/97)                 AA      7/97 at 102      11,832,077
       7,500,000   The City of New York, General Obligation Bonds,
                    Fiscal 1991 Series 9.500%, 6/01/03                      Baa1     No Opt. Call       9,029,025
      10,000,000   The City of New York, General Obligation Bonds,
                    Fiscal 1996 Series G, 5.750%, 2/01/07                   Baa1  2/06 at 101 1/2       9,999,000
      10,000,000   The City of New York, General Obligation Bonds,
                    Fiscal 1997 Series G, 6.000%, 10/15/26                  Baa1     10/07 at 101       9,710,700
      12,930,000   New York City Municipal Water Finance Authority,
                    Water and Sewer Revenue Bonds, Fiscal 1993
                    Series A, 5.500%, 6/15/20                                 A2      6/02 at 100      12,164,544
      10,000,000   New York City Municipal Water Finance Authority,
                    Water and Sewer System Revenue Bonds, Fiscal
                    1996 Series B, 5.750%, 6/15/26                           Aaa      6/06 at 101       9,936,300
       7,955,000   New York City Municipal Water Finance Authority,
                    Water and Sewer System Revenue Bonds, Series
                    1992C, 6.500%, 6/15/21 (Pre-refunded to 6/15/97)         Aaa  6/97 at 101 1/2       8,100,815

-----------------------------------------------------------------------------------------------------------------
                   NORTH CAROLINA - 1.3%
      16,415,000   North Carolina Eastern Municipal Power Agency,
                    Power System Revenue Bonds, Refunding Series
                    1988A, 8.000%, 1/01/21 (Pre-refunded to 1/01/98)         Aaa      1/98 at 102      17,183,058

-----------------------------------------------------------------------------------------------------------------
                   OHIO - 1.4%
       7,065,000   Ohio Housing Finance Agency, Single Family
                    Mortgage Revenue Bonds (GNMA Mortgage-
                    Backed Securities Program), 1988 Series B,
                    8.250%, 12/15/19 (Alternative Minimum Tax)               AAA     12/98 at 102       7,473,357
      11,300,000   State of Ohio, Turnpike Revenue Bonds, 1994 Series
                    A, Issued by the Ohio Turnpike Commission,
                    5.750%, 2/15/24                                          AA-      2/04 at 102      11,139,427

-----------------------------------------------------------------------------------------------------------------
                   OKLAHOMA - 1.5%
      11,770,000   Oklahoma Housing Finance Agency, GNMA
                    Collateralized Single Family Mortgage Revenue
                    Bonds, Series 1988A, 8.250%, 12/01/20 (Alternative
                    Minimum Tax)                                             AAA     12/98 at 102      12,261,986
       6,750,000   Washington County Medical Authority (Bartlesville,
                    Oklahoma), Hospital Revenue Bonds (Jane Phillips
                    Episcopal Hospital), Series 1989A,
                    8.500%, 11/01/10 (Pre-refunded to 5/01/99)               N/R      5/99 at 102       7,373,498

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   PENNSYLVANIA - 4.2%
  $   10,000,000   Pennsylvania Housing Finance Agency, Single Family
                    Mortgage Revenue Bonds, Series 1993 - 37A,
                    5.450%, 10/01/17                                         AA+     10/03 at 102   $   9,606,900
      14,500,000   County of Allegheny, Pennsylvania, Airport Revenue
                    Bonds, Series 1988C (Greater Pittsburgh
                    International Airport), 8.250%, 1/01/16
                    (Alternative Minimum Tax)                                Aaa      1/98 at 102      15,140,030
      12,875,000   Allegheny County Hospital Development Authority
                    (Pennsylvania), Health Center Revenue Bonds,
                    Series 1992A (Presbyterian University Health
                    System, Inc. Project), 6.250%, 11/01/23                  Aaa     11/02 at 100      13,190,180
       5,000,000   The School District of Philadelphia, Pennsylvania,
                    General Obligation Bonds, Series B of 1995,
                    5.500%, 9/01/25                                          Aaa      9/05 at 102       4,782,100
      10,180,000   City of Philadelphia, Pennsylvania, Water and Sewer
                    Revenue Bonds, Sixteenth Series, 7.500%, 8/01/10
                    (Pre-refunded to 8/01/01)                                AAA      8/01 at 102      11,414,325

-----------------------------------------------------------------------------------------------------------------
                   SOUTH CAROLINA  - 1.2%
      17,250,000   South Carolina Jobs-Economic Development
                    Authority, Hospital Revenue Bonds (Anderson
                    Area Medical Center, Inc.), Series 1996,
                    5.250%, 2/01/26                                          Aaa      2/06 at 102      15,894,840

-----------------------------------------------------------------------------------------------------------------
                   TEXAS - 9.0%
      10,305,000   Alliance Airport Authority, Inc., Special Facilities
                    Revenue Bonds, Series 1990 (American Airlines,
                    Inc. Project), 7.500%, 12/01/29 (Alternative
                    Minimum Tax)                                            Baa2     12/00 at 102      10,994,405
      11,020,000   Brazos River Authority (Texas), Collateralized
                    Pollution Control Revenue Bonds (Texas Utilities
                    Electric Company Project), Series 1994A,
                    7.875%, 3/01/21 (Alternative Minimum Tax)               Baa1      3/01 at 102      12,027,008
      10,095,000   Brazos River Authority (Texas), Collateralized
                    Revenue Refunding Bonds (Houston Lighting &
                    Power Company Project), Series 1988A,
                    8.250%, 5/01/19                                           A2      5/98 at 102      10,593,794
       5,565,000   Dallas-Forth Worth International Airport Facility
                    Improvement Corporation, American Airlines, Inc.
                    Revenue Bonds, Series 1990, 7.500%, 11/01/25
                    (Alternative Minimum Tax)                               Baa2     11/00 at 102       5,918,934
      40,000,000   Harris County Health Facilities Development
                    Corporation, Adjustable Convertible Extendable
                    Securities (Greater Houston Pooled Health Care
                    Loan Program), Series 1985B, 7.375%, 12/01/25
                    (Mandatory put 12/01/98)                                 Aa3     11/97 at 100      40,324,000

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   TEXAS (CONTINUED)
   $   3,385,000   Harris County, Texas, Toll Road Senior Lien Revenue
                    Bonds, Series 1985-B, 8.700%, 8/15/17
                    (Pre-refunded to 8/15/97)                                AAA      8/97 at 103   $   3,533,297
      12,700,000   Harris County, Texas, Toll Road Multiple Mode
                    Senior Lien Revenue Bonds, Series 1985-D,
                    8.300%, 8/15/17 (Pre-refunded to 8/15/98)                AAA      8/98 at 103      13,728,573
      15,000,000   Harris County, Texas, Toll Road Senior Lien Revenue
                    Refunding Bonds, Series 1994, 5.300%, 8/15/13            Aaa      8/04 at 102      14,639,250
       4,500,000   Tyler Health Facilities Development Corporation,
                    Hospital Refunding Revenue Bonds (East Texas
                    Hospital Foundation Project), Series 1988A,
                    8.250%, 11/01/06 (Pre-refunded to 11/01/98)              N/R     11/98 at 102       4,840,380

-----------------------------------------------------------------------------------------------------------------
                   UTAH - 2.3%
       6,550,000   Intermountain Power Agency, Utah, Power Supply
                    Revenue Refunding Bonds, 1987 Series D,
                    8.625%, 7/01/21                                           A1      7/97 at 102       6,728,291
       3,000,000   Intermountain Power Agency, Utah, Power Supply
                    Revenue Refunding Bonds, 1987 Series C,
                    8.625%, 7/01/21 (Pre-refunded to 7/01/97)                Aaa      7/97 at 102       3,083,820
      20,000,000   Intermountain Power Agency (Utah), Power Supply
                    Revenue Bonds, Series 1987B, 7.200%, 7/01/19              A1      7/97 at 102      20,497,000

-----------------------------------------------------------------------------------------------------------------
                   VIRGINIA - 0.3%
       1,000,000   Virginia Housing Development Authority,
                    Commonwealth Mortgage Bonds, 1987 Series C,
                    Subseries C-7, 8.375%, 1/01/28 (Alternative
                    Minimum Tax)                                             Aa1      1/99 at 102       1,002,860
       3,355,000   Virginia Housing Development Authority,
                    Commonwealth Mortgage Bonds, 1992 Series
                    B-AMT, Subseries B-7, 5.650%, 1/01/27
                    (Alternative Minimum Tax)                                Aa1      1/02 at 102       3,215,231

-----------------------------------------------------------------------------------------------------------------
                   WASHINGTON - 12.1%
       5,000,000   Washington Health Care Facilities Authority,
                    Revenue Bonds, Series 1987 (Virginia Mason
                    Medical Center, Seattle), 8.000%, 7/01/15                Aaa      7/97 at 102       5,133,200
      12,900,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Refunding Revenue Bonds, Series
                    1993A, 5.700%, 7/01/17                                   Aaa      7/03 at 102      12,589,368
      23,370,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Refunding Revenue Bonds, Series
                    1993B, 5.600%, 7/01/15                                   Aaa      7/03 at 102      22,755,135

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   WASHINGTON (CONTINUED)
   $   4,300,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Refunding Revenue Bonds, Series
                    1989B, 7.250%, 7/01/15 (Pre-refunded to 1/01/00)         Aaa      1/00 at 102   $   4,660,684
      15,960,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Refunding Revenue Bonds,
                    Series 1989A, 7.500%, 7/01/15
                    (Pre-refunded to 7/01/99)                                Aaa      7/99 at 102      17,243,024
       7,500,000   Washington Public Power Supply System, Nuclear
                    Project No. 2 Refunding Revenue Bonds, Series
                    1991A, 6.000%, 7/01/12                                   Aa1      7/01 at 100       7,539,000
      14,440,000   Washington Public Power Supply System, Nuclear
                    Project No. 2 Refunding Revenue Bonds, Series
                    1993A, 5.750%, 7/01/12                                   Aa1      7/03 at 102      14,259,067
       6,770,000   Washington Public Power Supply System, Nuclear
                    Project No. 2 Refunding Revenue Bonds, Series
                    1993B, 5.625%, 7/01/12                                   Aa1      7/03 at 102       6,600,953
      21,530,000   Washington Public Power Supply System, Nuclear
                    Project No. 3 Refunding Revenue Bonds, Series
                    1993C, 5.375%, 7/01/15                                   Aa1      7/03 at 102      20,175,763
      13,500,000   Washington Public Power Supply System, Nuclear
                    Project No. 3 Refunding Revenue Bonds, Series
                    1989B, 7.250%, 7/01/15 (Pre-refunded to 1/01/00)         Aaa      1/00 at 102      14,632,380
      17,050,000   Municipality of Metropolitan Seattle, (Seattle,
                    Washington), Sewer Refunding Revenue Bonds,
                    Series Z, 5.500%, 1/01/33                                Aaa      1/03 at 102      15,882,580
       6,360,000   Public Utility District No. 1 of Snohomish County,
                    Washington, Generation System Revenue Bonds,
                    Series 1993, 5.500%, 1/01/14                             Aaa      1/03 at 100       6,213,720
       7,000,000   City of Spokane, Washington, Regional Solid Waste
                    Management System Revenue Bonds, Series 1989B,
                    7.750%, 1/01/11 (Alternative Minimum Tax)                Aaa      1/99 at 102       7,460,250

-----------------------------------------------------------------------------------------------------------------
                   WEST VIRGINIA - 1.2%
      15,000,000   West Virginia Housing Development Fund, Housing
                    Finance Bonds, 1992 Series D, 7.050%, 11/01/24           Aaa      5/02 at 102      15,776,250

-----------------------------------------------------------------------------------------------------------------
                   PUERTO RICO - 0.4%
       5,250,000   Puerto Rico Electric Power Authority, Power Revenue
                    Bonds, Series 5.500%, 7/01/25                           Baa1      7/05 at 100       4,938,833

-----------------------------------------------------------------------------------------------------------------
  $1,234,983,489   Total Investments - (cost $1,230,212,288) - 98.1%                                1,267,025,305
================

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.4%
   $   1,300,000   The Medical Clinic Board of the City of Birmingham-
                    UAHSF, Medical Clinic Revenue Bonds, UAHSF
                    Series 1991, Variable Rate Demand Bonds,
                    3.850%, 12/01/26+                                       A-1+                    $   1,300,000
         700,000   Irvine Ranch Water District Variable Rate Demand
                    Bonds, 3.750%, 6/01/15+                               VMIG-1                          700,000
         700,000   Health and Educational Facilities Authority of the
                    State of Missouri, Variable Rate Demand Bonds,
                    Health Facilities Revenue Bonds (St. Francis'
                    Medical Center), Series 1996A, 4.100%, 6/01/26+         A-1+                          700,000
         225,000   New York City Municipal Water Finance Water and
                    Sewer System Revenue 1994 G, Variable Rate
                    Demand Bonds, 3.950%, 6/15/24+                        VMIG-1                          225,000
       1,700,000   Santa Clara County Transit District, Refunding
                    Equipment Trust Certificates, Variable Rate
                    Demand Bonds, 3.950%, 6/01/15+                        VMIG-1                        1,700,000
     $ 4,625,000   Total Temporary Investments - 0.4%                                                   4,625,000
===============
                   Other Assets Less Liabilities - 1.5%                                                20,005,604
                   Net Assets - 100%                                                               $1,291,655,909
                                                                                                   ==============

                                                                          NUMBER           MARKET          MARKET
                       STANDARD & POOR'S                MOODY'S       SECURITIES            VALUE         PERCENT
  SUMMARY OF                         AAA                    Aaa               69   $  652,255,010             51%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3               25      241,147,958              19
  PORTFOLIO OF                        A+                     A1                8      117,069,453               9
  INVESTMENTS                      A, A-              A, A2, A3                9       83,479,469               7
  (EXCLUDING             BBB+, BBB, BBB-  Baa1, Baa, Baa2, Baa3               13      115,386,467               9
  TEMPORARY                    Non-rated              Non-rated                5       57,686,948               5
  INVESTMENTS):
  TOTAL                                                                      129   $1,267,025,305            100%

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
(WI) Security purchased on when-issued basis (note 1).
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN PREMIUM INCOME MUNICIPAL FUND 2, INC. (NPM)
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   ALASKA - 0.5%
     $ 3,500,000   Anchorage Parking Authority, Lease Revenue
                    Refunding Bonds, Series 1993 (5th Avenue
                    Garage Project), 6.750%, 12/01/08                       Baa1     12/02 at 102     $ 3,739,365
       1,020,000   City of Valdez, Alaska, Home Mortgage Revenue
                    Refunding Bonds, 1992 Series, 7.900%, 2/01/10             A1      8/02 at 102       1,095,653

-----------------------------------------------------------------------------------------------------------------
                   ARIZONA - 3.2%
                   The Industrial Development Authority of the
                    County of Mohave, Hospital System Revenue
                    Refunding Bonds (Medical Environments, Inc.
                    and Phoenix Baptist Hospital and Medical
                    Center, Inc.), Series 1993:
       5,705,000    6.250%, 7/01/03                                          Aaa     No Opt. Call       6,102,524
       3,000,000    6.750%, 7/01/08 (Pre-refunded to 7/01/03)                Aaa      7/03 at 102       3,339,210
                   City of Phoenix (Arizona), Civic Improvement
                    Corporation, Wastewater System Lease Revenue
                    Bonds, Series 1993:
       9,000,000    6.125%, 7/01/14 (Pre-refunded to 7/01/03)                AAA      7/03 at 102       9,736,290
       4,380,000    4.750%, 7/01/23                                           A1      7/04 at 102       3,725,234
       5,410,000   The Industrial Development Authority of the
                    County of Pima (Arizona), Industrial Development
                    Lease Obligation Refunding Revenue Bonds, 1988
                    Series A (Irvington Project), 7.250%, 7/15/10            Aaa      1/02 at 103       5,967,176

-----------------------------------------------------------------------------------------------------------------
                   CALIFORNIA - 15.4%
      10,500,000   State Public Works Board of the State of California
                    Lease Revenue Bonds (The Trustees of The
                    California State University), 1992 Series A (Various
                    California State University Project),
                    6.700%, 10/01/17 (Pre-refunded to 10/01/02)              Aaa     10/02 at 102       11,638,515
       7,150,000   State Public Works Board of the State of California,
                    Lease Revenue Bonds (The Trustees of the
                    California State University), 1994 Series A (Various
                    California State University Projects),
                    6.375%, 10/01/19                                           A     10/04 at 102       7,510,861
      17,500,000   State Public Works Board of the State of California,
                    Lease Revenue Bonds (Department of Corrections),
                    1994 Series A (California State of Prison-Monterey
                    County (Soledad II), 6.875%, 11/01/14
                    (Pre-refunded to 11/01/04)                               Aaa     11/04 at 102      19,956,825
      15,480,000   State Public Works Board of the State of California,
                    Lease Revenue Bonds (The Trustees of The
                    California State University), 1992 Series A (Various
                    California State University Projects),
                    6.625%, 10/01/10 (Pre-refunded to 10/01/02)                A     10/02 at 102      17,048,898

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   CALIFORNIA (CONTINUED)
    $ 30,000,000   Foothill/Eastern Transportation Corridor Agency,
                    Toll Road Revenue Bonds Series 1995A,
                    0.000%, 1/01/21                                          Baa     No Opt. Call     $ 6,661,500
       5,000,000   City of Loma Linda, California, Hospital Revenue
                    Bonds (Loma Linda University Medical Center
                    Project), Series 1993-A, 6.500%, 12/01/18                BBB     12/03 at 102       5,102,700
      12,980,000   Los Angeles Community College District, Refunding
                    Certificates of Participation, 1992 Series A, Laacd
                    Improvement Corporation, 6.000%, 8/15/20                 Aaa      2/02 at 102      13,112,007
       3,715,000   Community Development Financing Authority of
                    the Community Redevelopment Agency of the
                    City of Los Angeles, California Pooled Financing
                    Bonds, Series D (Crenshaw Redevelopment
                    Project), 7.000%, 9/01/14                                Ba1      9/02 at 102       3,902,125
       7,000,000   Los Angeles State Building Authority, Lease Revenue
                    Refunding Bonds (State of California Department
                    of General Services Lease), 1993 Series A,
                    5.625%, 5/01/11                                            A     No Opt. Call       7,030,310
       5,000,000   Los Angeles County Public Works Finance
                    Authority, Revenue Bonds, Series 1994A
                    (Los Angeles County Regional Park and Open
                    Space District), 6.125%, 10/01/10                         Aa     10/04 at 102       5,230,800
      10,000,000   Los Angeles County Transportation Commission
                    (California), Proposition C Sales Tax Revenue Bonds,
                    Second Senior Bonds, Series 1992-A,
                    6.750%, 7/01/19 (Pre-refunded to 7/01/02)                Aaa      7/02 at 102      11,070,600
       2,035,000   Parlier Redevelopment Agency (Parlier
                    Redevelopment Project), 1992 Tax Allocation
                    Bonds, Series A, 6.750%, 8/01/22                         BBB      8/02 at 102       2,134,837
                   Redevelopment Agency of the City and County of
                    San Francisco (California), Hotel Tax Revenue
                    Bonds, Series 1994:
       2,390,000    6.750%, 7/01/15                                          Aaa      7/04 at 102       2,615,831
       6,865,000    6.750%, 7/01/25                                          Aaa      7/04 at 102       7,513,674
       5,605,000   County of San Joaquin, California, Certificates of
                    Participation (1994 Solid Waste System Facilities
                    Project), 6.600%, 4/01/19                                  A      4/04 at 102       5,793,272
                   County of Santa Clara, California, Certificates of
                    Participation (The Terraces of Los Gatos Project),
                    American Baptist Homes of the West:
       6,000,000    6.125%, 3/01/11                                            A      3/02 at 102       6,157,500
       7,760,000    6.125%, 3/01/18                                            A      3/02 at 102       7,841,092

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   COLORADO - 8.9%
     $ 9,870,000   Colorado Health Facilities Authority, Insured
                    Hospital Revenue Bonds (PSL Healthcare System
                    Project), Series 1991A, 6.250%, 2/15/21
                    (Pre-refunded to 2/15/01)                                Aaa      2/01 at 102    $ 10,544,318
       2,200,000   Colorado Housing and Finance Authority, Single
                    Family Program Senior Bonds, 1994 Series E,
                    8.125%, 12/01/24 (Alternative Minimum Tax)                Aa     12/04 at 105       2,408,890
                   Colorado Housing and Finance Authority, General
                    Obligation Bonds, 1994 Series A:
       6,070,000    6.850%, 8/01/24                                            A      8/02 at 102       6,304,059
       2,405,000    6.875%, 8/01/30                                            A      8/02 at 102       2,495,524
       4,990,000   Colorado Housing and Finance Authority, Single
                    Family Program Senior Bonds, 1995 Series D,
                    7.375%, 6/01/26                                           Aa     12/05 at 105       5,470,387
       7,240,000   City and County of Denver, Colorado, Airport
                    System Revenue Bonds, Series 1991A,
                    8.000%, 11/15/25 (Alternative Minimum Tax)               Baa     11/01 at 100       8,027,350
      15,270,000   City and County of Denver, Colorado, Airport
                    System Revenue Bonds, Series 1991D,
                    7.750%, 11/15/21 (Alternative Minimum Tax)               Baa     11/01 at 102      16,804,482
                   City and County of Denver, Colorado, Airport
                    System Revenue Bonds, Series 1992B:
       7,080,000    7.250%, 11/15/23 (Alternative Minimum Tax)               Baa     11/02 at 102       7,616,381
       2,510,000    7.500%, 11/15/25 (Alternative Minimum Tax)               Baa     11/97 at 102       2,593,357
      18,245,000   City and County of Denver, Colorado, Airport
                    System Revenue Bonds, Series 1992C,
                    6.750%, 11/15/13 (Alternative Minimum Tax)               Baa     11/02 at 102      19,036,651

-----------------------------------------------------------------------------------------------------------------
                   CONNECTICUT - 0.4%
       3,170,000   Connecticut Housing Finance Authority Housing
                    Mortgage Finance Program Bonds, 1996
                    Series C-2, 6.250%, 11/15/18                              Aa      5/06 At 102       3,251,215

-----------------------------------------------------------------------------------------------------------------
                   FLORIDA - 2.7%
       3,850,000   State of Florida, Full Faith and Credit, Department
                    of Transportation Right-of-Way Acquisition and
                    Bridge Construction Bonds, Series 1995,
                    5.875%, 7/01/24                                          Aaa      7/05 at 101       3,876,758
       1,750,000   Alachua County Health Facilities Authority, Health
                    Facilities Revenue Bonds, Series 1992 (Santa Fe
                    Healthcare Facilities Project), 7.600%, 11/15/13
                    (Pre-refunded to 11/15/00)                               AAA     11/00 at 102       1,946,175
       5,000,000   Dade County, Florida, Aviation Bonds, Series 1996A,
                    5.750%, 10/01/18 (Alternative Minimum Tax)               Aaa     10/06 at 102       4,930,100

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   FLORIDA (CONTINUED)
    $ 12,500,000   City of Tampa, Florida, Revenue Bonds (The Florida
                    Aquarium Project), Series 1992, 7.750%, 5/01/27
                    (Pre-refunded to 5/01/02)                                N/R      5/02 at 102    $ 14,215,125

-----------------------------------------------------------------------------------------------------------------
                   GEORGIA - 2.4%
                   Georgia Housing and Financing Authority, Single
                    Family Mortgage Bonds, 1994 Series B:
       5,485,000    6.650%, 12/01/20 (Alternative Minimum Tax)               AA+      9/04 at 102       5,665,237
       5,500,000    6.700%, 12/01/25 (Alternative Minimum Tax)               AA+      9/04 at 102       5,688,155
       7,000,000   Development Authority of Burke County, Georgia,
                    Pollution Control Revenue Bonds (Oglethorpe
                    Power Corporation Vogtle Project), Series 1992,
                    8.000%, 1/01/15                                          Aaa      1/03 at 103       8,212,190
       2,000,000   Housing Authority of Fulton County, Georgia,
                    Single Family Mortgage Revenue Refunding Bonds
                    (GNMA Mortgage-Backed Securities Program),
                    Series 1996A, 6.200%, 9/01/27 (Alternative
                    Minimum Tax)                                             AAA      9/06 at 102       2,012,740

-----------------------------------------------------------------------------------------------------------------
                   IDAHO - 0.3%
       2,335,000   Idaho Housing and Finance Association, Single
                    Family Mortgage Bonds, 1996 Series G,
                    6.350%, 7/01/26 (Alternative Minimum Tax)                Aaa      7/06 at 102       2,368,320

-----------------------------------------------------------------------------------------------------------------
                   ILLINOIS - 10.0%
       3,000,000   Illinois Health Facilities Authority, Revenue
                    Refunding Bonds, Series 1993C (Lutheran General
                    Health System), 6.000%, 4/01/18                           A1     No Opt. Call       3,041,010
       6,900,000   Illinois Health Facilities Authority Revenue
                    Refunding Bonds, Series 1993 (Illinois Masonic
                    Medical Center), 5.500%, 10/01/19                         A-     10/03 at 102       6,433,215
      11,510,000   The Illinois State Toll Highway Authority, Toll
                    Highway Priority Revenue Bonds, 1992 Series A,
                    6.375%, 1/01/15                                           A1      1/03 at 102      12,033,360
      17,000,000   City of Chicago, General Obligation Bonds, Project
                    Series A of 1992, 6.250%, 1/01/12                        Aaa      1/02 at 102      17,726,240
       5,000,000   City of Chicago, General Obligation Bonds
                    (Emergency Telephone System), Series 1993,
                    5.625%, 1/01/23                                          Aaa      1/03 at 102       4,790,250
       8,270,000   City of Chicago, Illinois, Mortgage Revenue Bonds,
                    Series 1992 (FHA Insured Mortgage Loan-
                    Lakeview Towers Project), 6.650%, 12/01/33               AAA      6/02 at 102       8,523,145
       5,500,000   Chicago Park District, Illinois, General Obligation
                    Capital Improvement Bonds and Aquarium and
                    Museum Bonds, Series 1991, 6.700%, 1/01/11               AA-      1/02 at 102       5,977,950

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   ILLINOIS (CONTINUED)
    $ 20,900,000   Public Building Commission of Chicago (Illinois),
                    Building Revenue Bonds, Series A of 1993 (Board of
                    Education of the City of Chicago), 5.750%, 12/01/18      Aaa     12/03 at 102    $ 20,556,404
       4,535,000   City of Chicago, Illinois, Tax Increment Allocation
                    Bonds (Dunning Redevelopment Project),
                    Series 1996B, 7.250%, 1/01/14                            N/R      1/07 at 102       4,537,857
       3,530,000   City of Chicago, Illinois, Tax Increment Finance
                    Bonds (Sanitary Drainage & Ship Canal),
                    Series 1997A, 7.750%, 1/01/14                            N/R      1/07 at 102       3,532,083
       2,850,000   City of East Louis, Illinois, Mortgage Revenue
                    Refunding Bonds, Series 1994A (FHA Insured
                    Mortgage Loan-Dawson Manor Apartments
                    Section 8 Assisted Project), 6.500%, 7/01/24             Aaa      7/03 at 102       2,949,950
       1,445,000   Village of Wheeling, Cook and Lake Counties,
                    Illinois, Single Family Mortgage Revenue
                    Refunding Bonds, Series 1992, 6.850%, 11/01/09           Aaa     11/02 at 102       1,526,267

-----------------------------------------------------------------------------------------------------------------
                   INDIANA - 7.7%
       8,200,000   Indiana Bond Bank, State Revolving Fund Program
                    Bonds, Series 1993A Guarantee Revenue Bonds,
                    6.250%, 2/01/09                                            A      2/03 at 102       8,439,768
       2,875,000   Indiana Bond Bank, State Revolving Fund Program
                    Bonds, Series 1994B Guarantee Revenue Bonds,
                    6.750%, 2/01/17                                            A      2/05 at 102       3,168,480
       6,000,000   Indiana Development Finance Authority,
                    Environmental Revenue Bonds, Series 1993B
                    (PSI Energy, Inc.), 5.750%, 2/15/28 (Alternative
                    Minimum Tax)                                             Aaa      2/03 at 102       5,802,120
       5,250,000   Indiana Transportation Finance Authority, Aviation
                    Technology Center Lease Revenue Bonds, Series A,
                    6.500%, 3/01/18                                            A      3/03 at 102       5,496,750
       8,000,000   East Chicago Elementary School Building
                    Corporation (Lake County, Indiana), First
                    Mortgage Bonds, Series 1992, 7.000%, 1/15/16
                    (Pre-refunded to 1/15/03)                                  A      1/03 at 102       8,933,520
      13,630,000   Hospital Authority of the City of Fort Wayne,
                    Indiana, Revenue Bonds, Series 1992 (Parkview
                    Memorial Hospital, Inc. Project), 6.400%, 11/15/22        A1     11/02 at 102      13,993,785
       6,031,000   City of Greenfield, Indiana, Multifamily Housing
                    Revenue Bonds, Series 1996 A (Pedcor Investments-
                    1988-V, L.P. Project), 6.200%, 12/01/28
                    (Alternative Minimum Tax)                                Aaa     12/05 at 105       6,080,213
      10,675,000   Highland School Building Corporation (Highland,
                    Indiana), First Mortgage Bonds, Series 1992A,
                    6.750%, 1/15/20 (Pre-refunded to 1/15/02)                AAA      1/02 at 102      11,691,367

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   INDIANA (CONTINUED)
     $ 5,905,000   Muncie School Building Corporation, First
                    Mortgage Bonds, Series 1992, 6.625%, 7/15/14
                    (Pre-refunded to 7/15/01)                                N/R      7/01 at 102     $ 6,392,103

-----------------------------------------------------------------------------------------------------------------
                   KANSAS - 0.6%
       2,780,000   Johnson County, Kansas, Single Family Mortgage
                    Revenue Refunding Bonds, Series 1994,
                    7.100%, 5/01/12                                            A      5/04 at 103       2,994,505
       2,550,000   Sedgwick County, Kansas and Shawnee County,
                    Kansas, Collateralized Single Family Mortgage
                    Refunding Revenue Bonds (GNMA Certificates),
                    Series 1994A-I, 7.900%, 5/01/24 (Alternative
                    Minimum Tax)                                             Aaa     No Opt. Call       2,859,366

-----------------------------------------------------------------------------------------------------------------
                   KENTUCKY - 0.8%
       7,000,000   Kentucky Housing Corporation, Housing Revenue
                    Bonds, 1996 Series A, 6.375%, 7/01/28
                    (Alternative Minimum Tax)                                Aaa      7/06 at 102       7,142,170

-----------------------------------------------------------------------------------------------------------------
                   LOUISIANA - 3.9%
       5,500,000   Louisiana Public Facilities Authority, Hospital
                    Revenue and Refunding Bonds (Pendleton
                    Memorial Methodist Hospital Project), Series 1992,
                    6.750%, 6/01/10                                          BBB      6/02 at 102       5,569,190
       4,000,000   Bossier Public Trust Financing Authority, Single
                    Family Mortgage Revenue Refunding Bonds,
                    Series 1995B, 6.125%, 8/01/28                            AAA      8/05 at 102       4,019,200
      12,750,000   East Baton Rouge Mortgage Finance Authority,
                    Single Family Mortgage Revenue Bonds (GNMA
                    and FNMA Mortgage Backed Securities Program),
                    Series 1994C, 6.350%, 10/01/28 (Alternative
                    Minimum Tax)                                             Aaa     10/05 at 102      12,913,073
       5,000,000   New Orleans Home Mortgage Authority, Single
                    Family Mortgage Revenue Bonds, Series 1995A,
                    6.300%, 6/01/28 (Alternative Minimum Tax)                Aaa      6/05 at 102       5,018,150
       7,780,000   Orleans Levee District (A Political Subdivision of
                    the State of Louisiana), Public Improvement Bonds,
                    Series 1986, 5.950%, 11/01/15                            Aaa     12/05 at 103       7,959,562

-----------------------------------------------------------------------------------------------------------------
                   MAINE - 1.0%
       7,925,000   Maine State Housing Authority, Mortgage Purchase
                    Bonds, 1990 Series A-4, 6.400%, 11/15/24
                    (Alternative Minimum Tax)                                Aa2      8/02 at 102       8,058,457
       1,250,000   Maine State Housing Authority Mortgage Purchase
                    Bonds, 1995 Series B-2, 6.300%, 11/15/26
                    (Alternative Minimum Tax)                                 AA     11/05 at 102       1,260,775

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   MARYLAND - 0.3%
     $ 2,560,000   Community Development Administration,
                    Department of Housing and Community
                    Development, State of Maryland, Multi-Family
                    Housing Revenue Bonds (Insured Mortgage Loans),
                    1993 Series C, 6.625%, 5/15/23                            Aa      5/03 at 102     $ 2,639,411

-----------------------------------------------------------------------------------------------------------------
                   MASSACHUSETTS - 1.0%
       3,080,000   Massachusetts Industrial Finance Agency, Revenue
                    Bonds (College of the Holy Cross - 1996 Issue),
                    5.625%, 3/01/26                                          Aaa      3/06 at 102       3,002,569
       6,900,000   Massachusetts Water Resources Authority, General
                    Revenue Bonds, 1993 Series C, 5.250%, 12/01/20           Aaa     12/04 at 102       6,377,739

-----------------------------------------------------------------------------------------------------------------
                   MICHIGAN - 2.7%
       8,000,000   Michigan State Hospital Finance Authority, Hospital
                    Revenue Refunding Bonds (Oakwood Hospital
                    Obligated Group), Series 1993A, 5.625%, 11/01/18         Aaa     11/03 at 102       7,691,520
                   Michigan State Housing Development Authority,
                    Rental Housing Revenue Bonds, 1992 Series A:
       9,200,000    6.600%, 4/01/12                                           A+     10/02 at 102       9,592,012
       6,750,000    6.650%, 4/01/23                                           A+     10/02 at 102       6,964,380

-----------------------------------------------------------------------------------------------------------------
                   MINNESOTA - 2.7%
       3,765,000   Minnesota Housing Finance Agency, Rental
                    Housing Bonds, 1995 Series D (Non-AMT),
                    5.950%, 2/01/18                                          Aaa      2/05 at 102       3,755,700
       5,500,000   Minnesota Housing Finance Agency Single Family
                    Mortgage Bonds, 1996 Series G, 6.250%, 7/01/26
                    (Alternative Minimum Tax)                                AA+      1/06 at 102       5,559,125
       3,560,000   Housing and Redevelopment Authority of the City of
                    Saint Paul, Minnesota and City of Minneapolis,
                    Minnesota, Health Care Facility Revenue Bonds,
                    Series 1992 (Group Health Plan, Inc. Project),
                    6.900%, 10/15/22                                           A     12/02 at 102       3,839,460
       2,000,000   Southern Minnesota Municipal Power Agency, Power
                    Supply System Revenue Bonds, Series 1992B,
                    5.750%, 1/01/11                                          Aaa      1/03 at 102       2,032,240
       4,000,000   Washington County Housing and Redevelopment
                    Authority, Pooled Housing and Redevelopment
                    Limited Annual Appropriation Tax and Revenue
                    Bonds (Pooled Refunding Project), Series 1992,
                    7.200%, 1/01/22                                          BBB      1/03 at 102       4,168,960
       5,170,000   Washington County Housing and Redevelopment
                    Authority, Lease Revenue Bonds (South
                    Washington County Schools Project), Series 1992,
                    7.400%, 12/01/14                                        Baa1     12/02 at 100       5,558,267

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   MISSISSIPPI - 0.4%
     $ 4,000,000   Mississippi Hospital Equipment and Facilities
                    Authority, Revenue Bonds, Series 1992A (Wesley
                    Health Systems), 6.050%, 4/01/12                         AAA     10/02 at 102     $ 4,105,400

-----------------------------------------------------------------------------------------------------------------
                   MISSOURI - 1.8%
       5,500,000   The Industrial Development Authority of the City of
                    St. Louis, Missouri, Industrial Revenue Refunding
                    Bonds (Kiel Center Multipurpose Arena Project),
                    Series 1992, 7.625%, 12/01/09 (Alternative
                    Minimum Tax)                                             N/R     12/02 at 102       5,857,445
      11,000,000   St. Louis Municipal Finance Corporation, Leasehold
                    Revenue Refunding Bonds, 6.000%, 7/15/13                 Aa3      7/03 at 102      10,715,540

-----------------------------------------------------------------------------------------------------------------
                   NEVADA - 0.2%
       2,000,000   Clark County, Nevada, Las Vegas-McCarran
                    International Airport Passenger Facility Charge
                    Revenue Bonds, 1992 Series A, 6.000%, 7/01/22            Aaa      7/02 at 102       2,020,080

-----------------------------------------------------------------------------------------------------------------
                   NEW HAMPSHIRE - 0.6%
       5,215,000   New Hampshire Higher Educational and Health
                    Facilities Authority, Hospital Revenue Bonds,
                    Catholic Medical Center Issue, Series 1989,
                    8.000%, 7/01/04                                         BBB+      7/99 at 102       5,571,185

-----------------------------------------------------------------------------------------------------------------
                   NEW JERSEY - 1.3%
       4,500,000   New Jersey Economic Development Authority,
                    Insured Revenue Bonds (Educational Testing
                    Service Issue), Series 1995A, 6.000%, 5/15/25            Aaa      5/05 at 102       4,589,955
       7,425,000   New Jersey Housing and Mortgage Finance Agency,
                    Housing Revenue Refunding Bonds, 1992
                    Series One, 6.700%, 11/01/28                              A+     11/02 at 102       7,694,528

-----------------------------------------------------------------------------------------------------------------
                   NEW MEXICO - 0.4%
       3,990,000   New Mexico Mortgage Finance Authority, Single
                    Family Mortgage Program Bonds, 1995 Series E,
                    6.300%, 7/01/17 (Alternative Minimum Tax)                AAA      7/05 at 102       4,064,533

-----------------------------------------------------------------------------------------------------------------
                   NEW YORK - 13.4%
       2,500,000   Dormitory Authority of the State of New York City
                    University System Consolidated Revenue Bonds,
                    1996 Series 2, 6.000%, 7/01/20                          Baa1      7/06 at 102       2,473,525
      16,200,000   New York State Energy Research and Development
                    Authority, Facilities Revenue Bonds, Series 1992B
                    (Consolidated Edison Company of New York, Inc.
                    Project), 6.375%, 12/01/27 (Alternative
                    Minimum Tax)                                             Aaa     12/01 at 101      16,645,014

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   NEW YORK (CONTINUED)
     $ 8,000,000   New York State Medical Care Facilities Finance
                    Agency, Hospital and Nursing Home Insured
                    Mortgage Revenue Bonds, 1987 Series A,
                    8.000%, 2/15/27 (Pre-refunded to 8/15/97)                 Aa      8/97 at 102     $ 8,238,160
       7,635,000   New York State Medical Care Facilities Finance
                    Agency, Mercy Medical Center Project Revenue
                    Bonds, 1995 Series A, 5.875%, 11/01/15                   AA-      5/05 at 102       7,692,415
       2,500,000   New York Medical Care Facilities Finance Agency,
                    Mental Health Services Facilities Improvement
                    Revenue Bonds, 1995 Series A, 6.000%, 2/15/25            Aaa      2/05 at 102       2,511,675
      10,750,000   The City of New York, General Obligation Bonds,
                    Fiscal 1995 Series D, 6.600%, 2/01/03                   Baa1     No Opt. Call      11,367,480
       7,695,000   The City of New York, General Obligation Bonds,
                    Fiscal 1995 Series E, 6.600%, 8/01/03                   Baa1     No Opt. Call       8,169,474
                   The City of New York, General Obligation Bonds,
                    Fiscal 1993 Series A:
      10,000,000    6.375%, 8/01/08                                         Baa1  8/02 at 101 1/2      10,231,500
       2,000,000    6.500%, 8/01/11                                         Baa1  8/02 at 101 1/2       2,057,280
      17,365,000   The City of New York General Obligation Bonds,
                    Fiscal 1996 Series F, 7.000%, 2/01/06                   Baa1     No Opt. Call      18,876,797
      11,130,000   The City of New York, General Obligation Bonds,
                    Fiscal 1996 Series I, 5.875%, 3/15/18                   Baa1  3/06 at 101 1/2      10,778,292
       9,000,000   The City of New York, General Obligation Bonds,
                    Fiscal 1996 Series J (Subseries J-1),
                    5.875%, 2/15/19                                         Baa1  2/06 at 101 1/2       8,698,860
       4,250,000   The City of New York General Obligation Bonds,
                    Fiscal 1997, Series E, 5.875%, 8/01/24                  Baa1  8/06 at 101 1/2       4,071,628
       7,200,000   The City of New York, General Obligation Bonds,
                    Fiscal 1997 Series G, 6.000%, 10/15/26                  Baa1     10/07 at 101       6,991,704
       3,150,000   New York City, New York, Municipal Water Finance
                    Authority, Water and Sewer System Revenue Bonds,
                    Fiscal 1996 Series A, 5.875%, 6/15/25                    Aaa      6/05 at 101       3,166,443

-----------------------------------------------------------------------------------------------------------------
                   NORTH CAROLINA - 1.2%
       1,970,000   North Carolina Housing Finance Authority Single
                    Family Revenue Bonds, Series JJ (1985 Resolution),
                    6.450%, 9/01/27 (Alternative Minimum Tax)                 Aa      3/06 at 102       2,009,794
       5,240,000   City of Durham Urban Redevelopment Mortgage
                    Revenue Bonds (Durham Hosiery Mill Project)
                    (FHA Insured LN), Series 1987, 7.500%, 8/01/29
                    (Alternative Minimum Tax)                                AAA      8/07 at 105       5,661,506
       3,000,000   County of Pitt, North Carolina, Pitt County
                    Memorial Hospital Revenue Bonds, Series 1995,
                    5.500%, 12/01/15                                         AA-     12/05 at 102       2,886,720

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   NORTH DAKOTA - 0.5%
     $ 4,195,000   Mercer County, North Dakota, Pollution Control
                    Revenue Bonds (Basin Electric Power Cooperative-
                    Antelope Valley Station), 1984 Series B,
                    7.000%, 1/01/19                                            A      1/99 at 103     $ 4,359,192

-----------------------------------------------------------------------------------------------------------------
                   OKLAHOMA - 0.5%
       1,000,000   Tulsa County Industrial Authority (Tulsa, Oklahoma),
                    Recreational Facilities Revenue Bonds, Refunding
                    Series 1992, 6.600%, 9/01/08                              A-      9/02 at 102       1,052,940
       2,990,000   Tulsa County Public Facilities Authority (Tulsa,
                    Oklahoma), Recreational Facility Refunding
                    Revenue Bonds, Series 1992, 6.600%, 11/01/08              A-     11/02 at 102       3,168,324

-----------------------------------------------------------------------------------------------------------------
                   OREGON - 2.7%
      13,350,000   State of Oregon, General Obligation, Elderly &
                    Disabled Housing Bonds, 1992 Series B,
                    6.375%, 8/01/24                                           AA      8/02 at 102      13,986,662
       7,000,000   State of Oregon, General Obligation, Veterans'
                    Welfare Bonds, Series 75, 6.000%, 4/01/27                 AA     10/05 at 102       7,061,600
       3,380,000   City of Portland, Oregon, Limited Tax Improvement
                    Bonds, 1996 Series A, 5.550%, 6/01/16                     Aa      6/06 at 100       3,353,501

-----------------------------------------------------------------------------------------------------------------
                   PENNSYLVANIA - 0.5%
       4,730,000   City of Philadelphia, Pennsylvania, Airport Revenue
                    Bonds, Series 1978, Philadelphia International
                    Airport, 9.000%, 6/15/15                                  A-      5/97 at 102       4,854,399

-----------------------------------------------------------------------------------------------------------------
                   SOUTH CAROLINA - 0.2%
       2,135,000   School District No. 4 of Lexington County, South
                    Carolina, Certificates of Participation, Series 1994,
                    7.000%, 7/01/12                                          Baa      7/04 at 102       2,282,870

-----------------------------------------------------------------------------------------------------------------
                   SOUTH DAKOTA - 1.3%
      10,370,000   South Dakota Building Authority, Revenue Bonds,
                    Series 1992, 6.700%, 9/01/17                             Aaa     No Opt. Call      11,472,331

-----------------------------------------------------------------------------------------------------------------
                   TEXAS - 2.0%
       9,870,000   State of Texas, Veterans' Housing Assistance Bonds,
                    Series 1993, General Obligation Bonds,
                    6.800%, 12/01/23 (Alternative Minimum Tax)                Aa     12/03 at 102      10,258,977
       1,800,000   Baytown Housing Finance Corporation, Single
                    Family Mortgage Revenue Refunding Bonds,
                    Series 1992-A, 8.500%, 9/01/11                            A1      9/02 at 103       1,993,878

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   TEXAS (CONTINUED)
     $ 1,500,000   Harris County, Texas, Toll Road Unlimited Tax and
                    Subordinate Lien, Revenue Refunding Bonds,
                    Series 1992A, 6.500%, 8/15/15                             AA      8/02 at 102     $ 1,620,975
       1,595,000   Hidalgo County Housing Finance Corporation,
                    Single Family Mortgage Revenue Bonds (GNMA
                    and FNMA Collateralized), Series 1994A,
                    7.000%, 10/01/27 (Alternative Minimum Tax)               Aaa      4/04 at 102       1,640,617
       2,840,000   Port Arthur Housing Finance Corporation, Single
                    Family Mortgage Revenue Refunding Bonds,
                    Series 1992, 8.700%, 3/01/12                               A      9/02 at 103       3,105,028

-----------------------------------------------------------------------------------------------------------------
                   UTAH - 1.4%
       3,405,000   Utah Housing Finance Agency, Single Family
                    Mortgage Bonds, 1994 Issue B (Federally Insured
                    or Guaranteed Mortgage Loans), 6.450%, 7/01/14            Aa      7/04 at 102       3,535,820
       6,000,000   Redevelopment Agency of Salt Lake County, Utah,
                    Central Business District Neighborhood
                    Redevelopment, Junior Lien Tax Increment Bonds,
                    Series 1992A, 5.800%, 3/01/15                              A      3/02 at 102       5,739,480
       3,000,000   Municipal Building Authority of Weber County,
                    Utah, Lease Revenue Bonds, Series 1994,
                    7.500%, 12/15/19 (Pre-refunded to 12/15/04)              Aaa     12/04 at 102       3,521,010

-----------------------------------------------------------------------------------------------------------------
                   VERMONT - 0.9%
       1,085,000   Vermont Educational and Health Buildings Finance
                    Agency Revenue Refunding Bonds, Series 1994
                    (Saint Johnsbury Academy Project), 7.300%, 4/15/18       BBB      4/02 at 102       1,160,624
       6,620,000   Vermont Housing Finance Agency, Single Family
                    Housing Bonds, Series 4, 6.400%, 11/01/25                 A1      5/02 at 102       6,738,100

-----------------------------------------------------------------------------------------------------------------
                   WASHINGTON - 0.6%
       2,000,000   Washington Public Power Supply System, Nuclear
                    Project No. 3, Refunding Revenue Bonds,
                    Series 1989A, 6.000%, 7/01/18                            Aaa      7/99 at 100       2,003,620
       3,000,000   Washington Public Power Supply System, Nuclear
                    Project No. 3 Refunding Revenue Bonds,
                    Series 1990B, 7.375%, 7/01/04                            Aa1      7/00 at 102       3,259,320

-----------------------------------------------------------------------------------------------------------------
                   WEST VIRGINIA - 0.8%
       7,000,000   The County Commission of Harrison County, West
                    Virginia, Solid Waste Disposal Revenue Bonds (The
                    Potomac Edison Company Harrison Station
                    Project), Series B, 6.250%, 5/01/23 (Alternative
                    Minimum Tax)                                             Aaa      5/03 at 102       7,165,690

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   WISCONSIN - 1.9%
    $ 16,930,000   Wisconsin Housing and Economic Development
                    Authority, Home Ownership Revenue Bonds,
                    1995 Series B, 7.100%, 9/01/15 (Alternative
                    Minimum Tax)                                              Aa      1/05 at 102    $ 17,785,133

-----------------------------------------------------------------------------------------------------------------
                   PUERTO RICO - 0.1%
       1,375,000   Puerto Rico Electric Power Authority, Power
                    Revenue Bonds, Series X, 5.500%, 7/01/25                Baa1      7/05 at 100       1,293,503
    $875,876,000   Total Investments - (cost $843,243,964) - 97.2%                                    887,656,408
================
                   TEMPORARY INVESTMENTS IN SHORT-TERM
                   MUNICIPAL SECURITIES - 0.4%
     $ 3,500,000   Hillsborough County Industrial Development
================
                    Authority (Tampa Electric Company) Variable
                    Rate Demand Bonds, 4.000%, 9/01/25+                      Aa2                        3,500,000
                   Other Assets Less Liabilities - 2.4%                                                21,828,728
                   Net Assets - 100%                                                                 $912,985,136
                                                                                                     ============

                                                                       NUMBER OF           MARKET          MARKET
                       STANDARD & POOR'S                MOODY'S       SECURITIES            VALUE         PERCENT
  SUMMARY OF                         AAA                    Aaa               50     $335,928,372             37%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3               24      143,615,019              16
  PORTFOLIO OF                        A+                     A1               10       66,871,940               8
  INVESTMENTS                      A, A-              A, A2, A3               21      121,766,577              14
  (EXCLUDING             BBB+, BBB, BBB-  Baa1, Baa, Baa2, Baa3               26      181,037,762              20
  TEMPORARY                 BB+, BB, BB-      Ba1, Ba, Ba2, Ba3                1        3,902,125               1
  INVESTMENTS):                Non-rated              Non-rated                5       34,534,613               4
  TOTAL                                                                      137     $887,656,408            100%

* Ratings: Using the higher of Standard & Poor's or Moody's rating.
N/R - Investment is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
+ The security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
(Unaudited)

NUVEEN PREMIUM INCOME MUNICIPAL FUND 4, INC. (NPT)
PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   ALABAMA - 2.1%
     $ 8,000,000   Alabama Higher Education Loan Corporation, Student
                    Loan Revenue Refunding Bonds, Series 1994-D,
                    5.850%, 9/01/04 (Alternative Minimum Tax)                Aaa     No Opt. Call     $ 8,234,560
      11,000,000   The DCH Health Care Authority, Health Care
                    Facilities Revenue Bonds, Series 1993-B,
                    5.750%, 6/01/23                                           A1     12/02 at 102      10,520,510

-----------------------------------------------------------------------------------------------------------------
                   ARIZONA - 0.8%
       6,700,000   Kyrene Elementary School District No. 28 of
                    Maricopa County, Arizona, School Improvement
                    Bonds, Project of 1993, Series A (1993),
                    5.200%, 7/01/13 (Pre-refunded to 7/01/03)                Aaa      7/03 at 100       6,839,427

-----------------------------------------------------------------------------------------------------------------
                   ARKANSAS - 0.3%
         740,000   Arkansas Development Finance Authority, Single
                    Family Mortgage Revenue Refunding Bonds,
                    1991 Series A (FHA Insured or VA Guaranteed
                    Mortgage Loans), 8.000%, 8/15/11                          AA      8/01 at 103         793,998
         562,679   City of Jacksonville, Arkansas, Residential Housing
                    Facilities Board, Single Family Mortgage Revenue
                    Refunding Bonds, Series 1993A, 7.900%, 1/01/11           Aaa      7/03 at 103         611,126
         944,821   Residential Housing Facilities Board of Lonoke
                    County, Arkansas, Single Family Mortgage Revenue
                    Refunding Bonds, Series 1993A, 7.900%, 4/01/11           Aaa      4/05 at 103       1,020,114

-----------------------------------------------------------------------------------------------------------------
                   CALIFORNIA - 4.5%
       3,105,000   California Educational Facilities Authority, Revenue
                    Bonds (Loyola Marymount University), Series 1994,
                    5.750%, 10/01/24                                          A1      4/04 at 102       3,031,598
       5,000,000   California Health Facilities Financing Authority,
                    Kaiser Permanente, Revenue Bonds, 1990 Series A,
                    6.500%, 12/01/20                                          AA     12/00 at 102       5,317,600
       3,880,000   California Housing Finance Agency, Home Mortgage
                    Revenue Bonds, Series 1993-C, 5.650%, 8/01/14             Aa      2/04 at 102       3,808,414
       4,780,000   Foothil/Eastern Transportation Corridor Agency, Toll
                    Road Revenue Bonds Series 1995A,
                    0.000%, 1/01/14                                          Baa     No Opt. Call       1,696,996
                   Community Redevelopment Financing Authority of
                    the Community Redevelopment Agency of the
                    City of Los Angeles, California, Grand Central
                    Square, Multifamily Housing Bonds, 1993 Series A:
         500,000    5.750%, 12/01/13 (Alternative Minimum Tax)                Ba      6/03 at 102         466,080
       3,900,000    5.900%, 12/01/26 (Alternative Minimum Tax)                 A     No Opt. Call       3,770,208

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   CALIFORNIA (CONTINUED)
     $ 4,500,000   Los Angeles County Transportation Commission
                    (California), Proposition C Sales Tax Revenue Bonds,
                    Second Senior Bonds, Series 1992-A,
                    6.750%, 7/01/19 (Pre-refunded to 7/01/02)                Aaa      7/02 at 102     $ 4,981,770
       3,000,000   Mountain View Shoreline Regional Park Community
                    (County of Santa Clara, California), Tax Allocation
                    Bonds, 1993 Series A, 5.750%, 8/01/18                      A      8/02 at 102       2,958,090
       2,500,000   Transmission Agency of Northern California,
                    California-Oregon Transmission Project, Revenue
                    Bonds, 1992 Series A, 6.500%, 5/01/16                    Aaa      5/02 at 102       2,679,650
       5,000,000   Airports Commission, City and County of San
                    Francisco, California, San Francisco International
                    Airport, Second Series Revenue Bonds, Issue 8,
                    6.300%, 5/01/25 (Alternative Minimum Tax)                Aaa      5/04 at 101       5,130,900
       3,545,000   Redevelopment Agency of the City of San Leandro,
                    Plaza 1 and Plaza 2 Redevelopment Projects, 1993
                    Tax Allocation Bonds, Series A, 6.125%, 6/01/23           A-      6/03 at 102       3,569,461
       1,945,000   South Gate Public Financing Authority (Los Angeles
                    County, California), Water Revenue Refunding
                    Bonds, 1996 Series 6.000%, 10/01/12                      Aaa     No Opt. Call       2,052,383

-----------------------------------------------------------------------------------------------------------------
                   COLORADO - 3.3%
                   City and County of Denver, Colorado, Airport
                    System Revenue Bonds, Series 1990A:
       4,100,000    8.500%, 11/15/23 (Alternative Minimum Tax)               Baa     11/00 at 102       4,637,059
       1,305,000    8.000%, 11/15/25 (Alternative Minimum Tax)               Baa     11/00 at 102       1,444,648
       1,200,000   City and County of Denver, Colorado, Airport
                    System Revenue Bonds, Series 1991A,
                    8.750%, 11/15/23 (Alternative Minimum Tax)               Baa     11/01 at 102       1,402,896
                   City and County of Denver, Colorado, Airport
                    System Revenue Bonds, Series 1991D:
       6,000,000    7.500%, 11/15/02 (Alternative Minimum Tax)               Baa     11/01 at 102       6,579,840
       3,040,000    7.750%, 11/15/13 (Alternative Minimum Tax)               Baa     No Opt. Call       3,616,232
       4,145,000    7.750%, 11/15/21 (Alternative Minimum Tax)               Baa     11/01 at 102       4,561,531
       1,000,000    7.000%, 11/15/25 (Alternative Minimum Tax)               Baa     11/01 at 100       1,044,650
       5,240,000   City and County of Denver, Colorado, Airport
                    System Revenue Bonds, Series 1992C,
                    6.750%, 11/15/22 (Alternative Minimum Tax)               Baa     11/02 at 102       5,444,884

-----------------------------------------------------------------------------------------------------------------
                   CONNECTICUT - 1.5%
       2,400,000   Connecticut Development Authority, Water
                    Facilities Revenue Refunding Bonds (The
                    Connecticut Water Company Project-1993 Series),
                    6.650%, 12/15/20                                         Aaa     12/03 at 102       2,596,656

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   CONNECTICUT (CONTINUED)
      $  405,000   Connecticut Housing Finance Authority, Housing
                    Mortgage Finance Program Bonds, 1990 Series B,
                    1990 Subseries B1, 7.550%, 11/15/08                       Aa     11/00 at 102      $  407,754
       3,000,000   Connecticut Housing Finance Authority Housing
                    Mortgage Finance Program Bonds, 1996 Series C-2,
                    6.250%, 11/15/18                                          Aa      5/06 at 102       3,076,860
       6,500,000   State of Connecticut Health and Educational
                    Facilities Authority, Revenue Bonds, Yale-New
                    Haven Hospital Issue, Series F, 7.100%, 7/01/25
                    (Pre-refunded to 7/01/00)                                Aaa      7/00 at 102       7,071,090

-----------------------------------------------------------------------------------------------------------------
                   DISTRICT OF COLUMBIA - 5.2%
       9,500,000   District of Columbia (Washington, D.C.), General
                    Obligation Refunding Bonds, Series 1993A,
                    6.000%, 6/01/07                                          Aaa     No Opt. Call       9,923,320
       6,000,000   District of Columbia (Washington, D.C.), General
                    Obligation Refunding Bonds, Series 1993 B,
                    5.500%, 6/01/10                                          Aaa      No Opt Call       5,895,480
       5,000,000   District of Columbia (Washington, D.C.), General
                    Obligation Bonds, Series 1993 E, 6.000%, 6/01/09         Aaa      6/03 at 102       5,134,900
       3,890,000   District of Columbia (Washington, D.C.), General
                    Obligation Bonds, Series 1993-A3, 5.500%, 6/01/06        Aaa     No Opt. Call       3,920,225
       3,240,000   District of Columbia, Hospital Revenue Refunding
                    Bonds (Medlantic Healthcare Group, Inc. Issue),
                    Series 1992B, 6.750%, 8/15/07                           Baa1      8/02 at 102       3,398,954
       4,250,000   District of Columbia, Hospital Revenue Refunding
                    Bonds (Medlantic Healthcare Group, Inc. Issue),
                    Series 1993A, 5.750%, 8/15/14                            Aaa      8/06 at 102       4,231,173
       5,785,000   District of Columbia Housing Finance Agency,
                    Collateralized Single Family Mortgage Revenue
                    Bonds, Series 1988F-1, 5.850%, 12/01/14
                    (Alternative Minimum Tax)                                AAA     12/04 at 103       5,793,678
       2,000,000   District of Columbia, Revenue Bonds (The American
                    College of Obstetricians and Gynecologists Issue),
                    Series 1991, 6.500%, 8/15/18                             Aaa      8/01 at 102       2,106,580
       4,500,000   District of Columbia, University Revenue Refunding
                    Bonds (The Howard University Issue), Series 1992A,
                    6.750%, 10/01/12                                          A+     10/02 at 102       4,745,970

-----------------------------------------------------------------------------------------------------------------
                   FLORIDA - 1.0%
       2,500,000   State of Florida, Hillsborough County Expressway
                    Bonds, Series 1971, Division of Bond Finance of
                    the Department of General Services,
                    5.500%, 10/01/08                                          Aa      4/05 at 100       2,537,675

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   FLORIDA (CONTINUED)
     $ 2,000,000   Jacksonville Health Facilities Authority, Hospital
                    Revenue Bonds (New Children's Hospital at Baptist
                    Medical Center Project), Series 1991,
                    7.000%, 6/01/21                                          Aaa      6/01 at 102     $ 2,162,140
       3,530,000   Lee County, Florida, Capital Refunding Revenue
                    Bonds, Series 1989A, 7.300%, 10/01/07                    Aaa     10/99 at 102       3,803,434

-----------------------------------------------------------------------------------------------------------------
                   GEORGIA - 2.2%
       2,880,000   Municipal Electric Authority of Georgia, General
                    Power Revenue Bonds, 1992B Series,
                    8.250%, 1/01/11                                            A     No Opt. Call       3,600,317
       4,185,000   Municipal Electric Authority of Georgia, Power
                    Revenue Bonds, Series EE, 7.250%, 1/01/24                Aaa     No Opt. Call       5,104,821
       5,500,000   Municipal Electric Authority of Georgia, General
                    Power Revenue Bonds, Series 1993B,
                    5.700%, 1/01/19                                          Aaa     No Opt. Call       5,543,945
       3,400,000   Development Authority of Burke County, Georgia,
                    Pollution Control Revenue Bonds (Oglethorpe
                    Power Corporation Vogtle Project), Series 1992,
                    7.500%, 1/01/03                                          Aaa     No Opt. Call       3,711,270
       1,000,000   Development Authority of Monroe County (Georgia),
                    Pollution Control Revenue Bonds (Oglethorpe
                    Power Corporation Scherer Project), Series 1992A,
                    6.450%, 1/01/05                                            A     No Opt. Call       1,068,370

-----------------------------------------------------------------------------------------------------------------
                   HAWAII - 0.7%
       1,500,000   State of Hawaii, Airports System Revenue Bonds,
                    Series of 1990 (Payable Solely from the Receipts of
                    the Aviation Fuel Tax and the Revenues of the State
                    of Hawaii Airports System), 7.300%, 7/01/20
                    (Alternative Minimum Tax)                                Aaa      7/00 at 102       1,622,490
       5,000,000   City and County of Honolulu, Hawaii, Refunding
                    and Improvement Bonds, 1993 Series B,
                    5.000%, 10/01/13                                          Aa     No Opt. Call       4,698,250

-----------------------------------------------------------------------------------------------------------------
                   ILLINOIS - 13.7%
       3,955,000   Illinois Development Finance Authority, Child Care
                    Facility Revenue Bonds, Series 1992 (Illinois
                    Facilities Fund Project), 7.400%, 9/01/04                N/R      9/02 at 102       4,137,563
       2,240,000   Illinois Educational Facilities Authority Revenue
                    Bonds, Chicago College of Osteopathic Medicine,
                    Series A, 8.750%, 7/01/05                                Aaa     No Opt. Call       2,599,318

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   ILLINOIS (CONTINUED)
                   Illinois Educational Facilities Authority, Revenue
                    Refunding Bonds, Loyola University of Chicago,
                    Series 1991-A:
    $ 10,360,000    7.125%, 7/01/21 (Pre-refunded to 7/01/01)                 A1      7/01 at 102    $ 11,198,228
       6,190,000    7.125%, 7/01/21                                           A+      7/01 at 102       6,825,280
                   Illinois Health Facilities Authority, Revenue
                    Refunding Bonds, Series 1993C (Lutheran
                    General Healthsystem):
       5,705,000    7.000%, 4/01/08                                           A1     No Opt. Call       6,462,909
       4,075,000    7.000%, 4/01/14                                           A1     No Opt. Call       4,652,224
       2,500,000   Illinois Health Facilities Authority, Hospital
                    Revenue Refunding Bonds, Series 1993 (Delnor-
                    Community Hospital), 5.500%, 5/15/13                     Aaa      5/03 at 102       2,429,900
       3,000,000   Illinois Health Facilities Authority Revenue
                    Refunding Bonds, Series 1993 (Illinois Masonic
                    Medical Center), 5.500%, 10/01/19                         A-     10/03 at 102       2,797,050
       2,000,000   Illinois Health Facilities Authority, Revenue Bonds,
                    Series 1992 (Trinity Medical Center),
                    7.000%, 7/01/12                                          BBB      7/02 at 102       2,065,340
       5,000,000   Illinois Health Facilities Authority, Revenue Bonds,
                    Series 1990 (Riverside Senior Living Center Project),
                    7.500%, 11/01/20 (Pre-refunded to 11/01/00)               A3     11/00 at 102       5,521,200
      12,245,000   Illinois Health Facilities Authority, Refunding
                    Revenue Bonds, Series 1990-B (Hinsdale Hospital),
                    9.000%, 11/15/15                                        Baa1     11/00 at 102      13,835,503
       8,190,000   Illinois Housing Development Authority, Multi-
                    Family Program Bonds, Series 5, 6.650%, 9/01/14           A1      9/04 at 102       8,482,547
       3,410,000   Illinois Housing Development Authority, Section 8
                    Elderly Housing Revenue Bonds (Skyline Towers
                    Apartments), Series 1992B, 6.875%, 11/01/17                A     11/02 at 102       3,534,022
       3,665,000   Illinois Housing Development Authority, Section 8
                    Elderly Housing Revenue Bonds (Morningside North
                    Development), Series 1992D, 6.600%, 1/01/07                A      1/03 at 102       3,849,533
       4,000,000   Board of Education of the City of Chicago, General
                    Obligation Lease Certificates, 1992 Series A,
                    6.250%, 1/01/15                                          Aaa     No Opt. Call       4,268,000
       8,370,000   City of Chicago, Chicago Midway Airport Revenue
                    Bonds, Series 1996A, 5.625%, 1/01/17                     Aaa      1/07 at 101       8,108,103
       2,025,000   Long Creek Township, Macon County, Illinois,
                    Waterworks Refunding Revenue Bonds,
                    Series 1993, 7.250%, 5/01/23                             N/R      5/03 at 100       1,981,017
       3,050,000   Regional Transportation Authority, Cook, DuPage,
                    Kane, Lake, McHenry and Will Counties, Illinois,
                    General Obligation Bonds, Series 1990A,
                    7.200%, 11/01/20                                         Aaa     No Opt. Call       3,636,180

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   ILLINOIS (CONTINUED)
    $ 14,375,000   Village of Wheeling, Illinois, Multifamily Housing
                    Revenue Bonds, Series 1993A (FHA Insured
                    Mortgage Loan-Arlington Club Project),
                    6.400%, 2/01/40                                          AAA      2/03 at 100    $ 14,496,756
       4,850,000   Town of Wood River, Wood River Township
                    Hospital, Madison County, Illinois, General
                    Obligation Bonds (Alternate Revenue Source),
                    Series 1993, 6.625%, 2/01/14                             BBB      2/04 at 102       5,143,231
       4,620,000   Town of Wood River, Wood River Township
                    Hospital, Madison County, Illinois, General
                    Obligation Tort Immunity Bonds, Series 1993,
                    6.500%, 2/01/14                                          BBB      2/04 at 102       4,856,821

-----------------------------------------------------------------------------------------------------------------
                   INDIANA - 3.4%
       2,100,000   City of Indianapolis, Indiana, Economic Development
                    Revenue Bonds, Series 1993A (The Meadows-
                    Section 8 Assisted Project), 6.000%, 7/01/23
                    (Alternative Minimum Tax)                                  A      7/03 at 103       2,019,507
       2,250,000   Indiana Bond Bank, Special Program Bonds,
                    Series 1992B, 6.750%, 8/01/12                              A      2/03 at 102       2,450,633
       3,200,000   Indiana Health Facility Financing Authority,
                    Hospital Revenue Refunding Bonds, Series 1992
                    (The Methodist Hospitals, Inc.), 6.750%, 9/15/09           A      9/02 at 102       3,426,080
       2,000,000   Hospital Authority of the City of Kokomo (Indiana),
                    Hospital Revenue Refunding Bonds, Series 1993
                    (Saint Joseph Hospital & Health Center of Kokomo),
                    6.250%, 8/15/05                                          BBB     No Opt. Call       2,082,940
       3,615,000   Mooresville Consolidated School Building
                    Corporation, First Mortgage Bonds, Series 1994A
                    (Morgan County, Indiana), 6.200%, 7/15/15                  A      1/04 at 101       3,770,734
       5,900,000   Muncie School Building Corporation, First Mortgage
                    Bonds, Series 1992, 6.625%, 7/15/14
                    (Pre-refunded to 7/15/01)                                N/R      7/01 at 102       6,386,691
       9,500,000   City of Petersburg, Indiana, Pollution Control
                    Refunding Revenue Bonds, Series 1993A
                    (Indianapolis Power & Light Company Project),
                    6.100%, 1/01/16                                          Aa2      1/03 at 102       9,594,525

-----------------------------------------------------------------------------------------------------------------
                   IOWA - 0.6%
       3,810,000   Iowa Finance Authority, Hospital Revenue Bonds
                    (Trinity Regional Hospital Project), Series 1993,
                    7.000%, 7/01/12                                           A-      7/02 at 102       4,093,655
       1,000,000   City of Davenport, Iowa, Home Ownership
                    Mortgage Revenue Refunding Bonds, Series 1994,
                    7.900%, 3/01/10                                           A1      9/04 at 102       1,058,050

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   KANSAS - 0.5%
     $ 2,060,000   Johnson County, Kansas, Single Family Mortgage
                    Revenue Refunding Bonds, Series 1994,
                    7.100%, 5/01/12                                            A      5/04 at 103     $ 2,218,950
       1,735,000   Labette County, Kansas, Single Family Mortgage
                    Revenue Refunding Bonds, 1993 Series A,
                    8.400%, 12/01/11                                          A1      6/03 at 103       1,834,138

-----------------------------------------------------------------------------------------------------------------
                   KENTUCKY - 0.8%
       7,000,000   Kentucky Housing Corporation, Housing Revenue
                    Bonds, 1996 Series A, 6.375%, 7/01/28
                    (Alternative Minimum Tax)                                Aaa      7/06 at 102       7,142,170

-----------------------------------------------------------------------------------------------------------------
                   LOUISIANA - 2.0%
       3,500,000   Clover Dale Housing Corporation, 1995 Multifamily
                    Mortgage Revenue Refunding Bonds (Clover Dale
                    Plaza-FHA Insured Mortgage Section 8 Assisted
                    Project), Series A, 6.550%, 2/01/22                      AA-      4/01 at 100       3,541,580
       6,000,000   City of New Orleans, Louisiana, General Obligation
                    Refunding Bonds, Series 1995, 6.500%, 10/01/02           Aaa     No Opt. Call       6,445,860
       6,965,000   Orleans Levee District (A Political Subdivision of the
                    State of Louisiana), Public Improvement Bonds,
                    Series 1986, 5.950%, 11/01/14                            Aaa     12/05 at 102       7,122,061

-----------------------------------------------------------------------------------------------------------------
                   MAINE - 1.0%
       8,000,000   Maine Educational Loan Marketing Corporation,
                    Subordinate Student Loan Revenue Bonds,
                    Series 1994-2, 6.250%, 11/01/06 (Alternative
                    Minimum Tax)                                               A     No Opt. Call       8,472,880

-----------------------------------------------------------------------------------------------------------------
                   MARYLAND - 2.2%
       5,000,000   Community Development Administration Maryland
                    Department of Housing and Community
                    Development, Housing Revenue Bonds,
                    Series 1996A, 5.875%, 7/01/16                             Aa      1/07 at 102       5,001,600
       2,000,000   Maryland Health and Higher Educational Facilities
                    Authority, Project and Refunding Revenue Bonds,
                    Doctors Community Hospital Issue, Series 1993,
                    5.750%, 7/01/13                                         Baa2      7/03 at 102       1,943,080
       4,305,000   Maryland Transportation Authority, Special
                    Obligation Revenue Bonds, Baltimore/Washington
                    International Airport Projects, Series 1994-A
                    (Qualified Airport Bonds), 6.400%, 7/01/19
                    (Alternative Minimum Tax)                                Aaa      7/04 at 102       4,435,054

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   MARYLAND (CONTINUED)
     $ 6,800,000   Housing Opportunities Commission of Montgomery
                     County (Montgomery County, Maryland),
                    Multifamily Housing Revenue Bonds,
                    1996 Series B, 6.400%, 7/01/28                            Aa      7/06 at 102     $ 6,957,216
       1,000,000   Prince George's County, Maryland, Project and
                    Refunding Revenue Bonds (Dimensions Health
                    Corporation Issue), Series 1994, 5.375%, 7/01/14           A      7/04 at 102         938,590

-----------------------------------------------------------------------------------------------------------------
                   MASSACHUSETTS - 1.1%
       4,195,000   Massachusetts Health and Educational, Facilities
                    Authority, Revenue Refunding Bonds, Youville
                    Hospital Issue (FHA Insured Project), Series B,
                    6.000%, 2/15/34                                           Aa      2/04 at 102       4,207,040
       2,000,000   Massachusetts Housing Finance Agency, Housing
                    Project Revenue Bonds, 6.300%, 10/01/13                   A1      4/03 at 102       2,049,920
       3,300,000   Massachusetts Industrial Finance Agency, Resource
                    Recovery Revenue Bonds, SEMASS Project,
                    Series 1991B, 9.250%, 7/01/15 (Alternative
                    Minimum Tax)                                             N/R      7/01 at 103       3,699,267

-----------------------------------------------------------------------------------------------------------------
                   MICHIGAN - 4.4%
       2,000,000   Michigan State Hospital Finance Authority, Hospital
                    Revenue and Refunding Bonds (The Detroit
                    Medical Center Obligated Group), Series 1993B,
                    5.000%, 8/15/03                                            A     No Opt. Call       1,984,960
       3,750,000   Michigan Strategic Fund, Limited Obligation
                    Refunding Revenue Bonds (Consumers Power
                    Company Project), Collateralized Series 1993B,
                    5.800%, 6/15/10                                          Aaa      6/03 at 102       3,827,325
      14,000,000   Michigan Strategic Fund, Limited Obligation
                    Revenue Bonds (WMX Technologies, Inc. Project),
                    Series 1993, 6.000%, 12/01/13 (Alternative
                    Minimum Tax)                                              A1     12/03 at 102      14,056,280
       5,000,000   City of Detroit, Michigan, Convention Facility
                    Limited Tax Revenue Refunding Bonds (Cobo
                    Hall Expansion Project), Series 1993,
                    5.250%, 9/30/12                                          Aaa      9/03 at 102       4,785,800
       4,260,000   County of Jackson Hospital Finance Authority,
                    Hospital Revenue Refunding Bonds (W. A. Foote
                    Memorial Hospital, Jackson, Michigan),
                    Series 1993A, 4.750%, 6/01/15                            Aaa      6/03 at 102       3,698,149
       1,000,000   City of Kalamazoo Hospital Finance Authority,
                    Hospital Revenue Refunding and Improvement
                    Bonds (Bronson Methodist Hospital), Series 1996,
                    5.750%, 5/15/16                                          Aaa      5/06 at 102         991,410

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   MICHIGAN (CONTINUED)
     $ 6,000,000   County of Monroe, Michigan, Pollution Control
                    Revenue Bonds (The Detroit Edison Company
                    Project), Series CC-1992, 6.550%, 9/01/24
                    (Alternative Minimum Tax)                                Aaa      9/03 at 103     $ 6,291,480
       2,750,000   City of Royal Oak Hospital Finance Authority
                    (Michigan), Hospital Revenue Bonds (William
                    Beaumont Hospital), Series 1991D,
                    6.750%, 1/01/20 (Pre-refunded to 1/01/01)                Aaa      1/01 at 102       2,980,725

-----------------------------------------------------------------------------------------------------------------
                   MINNESOTA - 0.8%
       4,000,000   Minneapolis Community Development Agency,
                    Limited Tax Supported Development Revenue
                    Bonds, Common Bond Fund Series 1992G-3,
                    7.375%, 12/01/12                                          A-     12/02 at 102       4,361,800
       2,720,000   City of Minnetonka, Minnesota, Multifamily Housing
                    Revenue Refunding Bonds, Series 1994A (GNMA
                    Collateralized Mortgage Loan-Brier Creek Project),
                    6.450%, 6/20/24                                          AAA      6/04 at 102       2,806,333

-----------------------------------------------------------------------------------------------------------------
                   MISSISSIPPI - 1.2%
       1,875,000   Mississippi Educational Facilities Authority, For
                    Private Nonprofit Institutions of Higher Learning,
                    Educational Facilities Revenue Bonds (Tougaloo
                    College Project), 1993 Series A, 6.500%, 6/01/18        Baa3      6/03 at 102       1,928,813
       2,000,000   Mississippi Higher Education Assistance Corporation,
                    Student Loan Revenue Bonds, Senior Series 1993-B,
                    5.800%, 9/01/06 (Alternative Minimum Tax)                Aaa      9/02 at 102       2,021,820
       3,000,000   Mississippi Home Corporation, Single Family
                    Mortgage Revenue Bonds, Series 1995B,
                    6.550%, 4/01/21 (Alternative Minimum Tax)                Aaa      4/05 at 102       3,094,680
       1,910,000   Mississippi Housing Finance Corporation, Single
                    Family Mortgage Purchase Revenue Bonds,
                    Series 1989 (GNMA Mortgage-Backed Securities
                    Program), 8.250%, 10/15/18 (Alternative
                    Minimum Tax)                                             Aaa     10/99 at 102       2,006,130
       1,695,000   Mississippi Regional Housing Authority No. V,
                    Multifamily Housing Revenue Refunding Bonds,
                    Series 1993A (FHA Insured Mortgage Loan-Deville
                    Apartments Section 8 Assisted Project),
                    7.050%, 7/01/21                                          AAA      7/00 at 105       1,782,733

-----------------------------------------------------------------------------------------------------------------
                   NEBRASKA - 2.1%
       9,000,000   Nebraska Higher Education Loan Program, Inc.,
                    1993-1 Series A-2 Senior Notes, 6.250%, 6/01/18
                    (Alternative Minimum Tax)                                 Aa     No Opt. Call       9,078,390

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   NEBRASKA (CONTINUED)
     $ 1,175,000   Nebraska Investment Finance Authority, Single
                    Family Mortgage Revenue Bonds, 1988 Series 1,
                    8.125%, 8/1/38 (Alternative Minimum Tax)                 Aaa      8/98 at 102     $ 1,222,975
                   Airport Authority of the City of Omaha (Nebraska),
                    Airport Facilities Revenue Refunding Bonds,
                    Series 1991:
       1,665,000    8.375%, 1/01/14 (Pre-refunded to 1/01/02)                 A1      1/02 at 102       1,926,255
       5,075,000    8.375%, 1/01/14                                           A1      1/02 at 102       5,781,795

-----------------------------------------------------------------------------------------------------------------
                   NEVADA - 0.8%
       1,725,000   Nevada Housing Division, Single Family Program
                    Senior Bonds, 1993 Issue B, 6.200%, 10/01/15              Aa      4/04 at 102       1,755,602
       4,500,000   Clark County School District, Nevada, General
                    Obligation (Limited Tax), School Improvement
                    Bonds (Current Coupon Bonds), Series 1991A,
                    7.000%, 6/01/10                                          Aaa     No Opt. Call       5,143,995

-----------------------------------------------------------------------------------------------------------------
                   NEW HAMPSHIRE - 0.7%
       3,875,000   New Hampshire Housing Finance Authority, Single
                    Family Residential Mortgage Bonds, 1990 Series A,
                    7.950%, 7/01/22 (Alternative Minimum Tax)                 Aa      7/00 at 102       4,066,231
       2,000,000   New Hampshire Housing Finance Authority Single
                    Family Mortgage Acquisition Revenue Bonds,
                    1996 Series C, 6.200%, 7/01/16 (Alternative
                    Minimum Tax)                                              Aa      1/07 at 102       1,997,560

-----------------------------------------------------------------------------------------------------------------
                   NEW MEXICO - 0.4%
         715,000   New Mexico Educational Assistance Foundation,
                    Student Loan Revenue Bonds, 1992 Series One,
                    Student Loan Revenue Bonds, Subordinate
                    1992 Series One-B, 6.850%, 12/01/05
                    (Alternative Minimum Tax)                                  A     12/02 at 101         746,675
       2,740,000   New Mexico Mortgage Finance Authority, Single
                    Family Mortgage Purchase Refunding Senior
                    Bonds, 1992 Series A, 6.900%, 7/01/24                    Aa1      7/02 at 102       2,847,737

-----------------------------------------------------------------------------------------------------------------
                   NEW YORK - 7.5%
      10,500,000   New York State Medical Care Facilities Finance
                    Agency, Hospital and Nursing Home FHA-Insured
                    Mortgage Revenue Bonds, 1992 Series B,
                    6.200%, 8/15/22                                          AAA      8/02 at 102      10,643,010
       8,240,000   New York State Medical Care Facilities Finance
                    Agency, Hospital and Nursing Home FHA-Insured
                    Mortgage Revenue Bonds, 1994 Series A,
                    6.200%, 2/15/21                                          AAA      2/04 at 102       8,392,687

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   NEW YORK (CONTINUED)
     $ 7,500,000   New York State Thruway Authority, General
                    Revenue Bonds, Series C 6.000%, 1/01/15                  Aaa      1/05 at 102     $ 7,695,600
       1,000,000   The City of New York, General Obligation Bonds,
                    Fiscal 1995 Series A, 7.000%, 8/01/04                   Baa1     No Opt. Call       1,083,010
       8,000,000   The City of New York, General Obligation Bonds,
                    Fiscal 1996 Series B, 6.750%, 8/15/03                   Baa1     No Opt. Call       8,551,200
      14,310,000   The City of New York, General Obligation Bonds,
                    Fiscal 1996 Series F, 6.500%, 2/01/05                   Baa1     No Opt. Call      15,109,500
                   The City of New York, General Obligation Bonds,
                    Fiscal 1991 Series D:
       2,105,000    9.500%, 8/01/02 (Pre-refunded to 8/01/01)                Aaa  8/01 at 101 1/2       2,511,518
       2,295,000    9.500%, 8/01/02                                         Baa1  8/01 at 101 1/2       2,680,170
       4,000,000   New York City Housing Development Corporation,
                    Multi-Family Housing Revenue Bonds, 1993
                    Series A, 5.700%, 11/01/13                                Aa      5/03 at 102       3,970,440
       5,000,000   New York City Municipal Water Finance Authority,
                    Water and Sewer System Revenue Bonds, Fixed
                    Rate Fiscal 1994 Series F, 5.500%, 6/15/23               Aaa  6/04 at 101 1/2       4,770,000

-----------------------------------------------------------------------------------------------------------------
                   NORTH CAROLINA - 0.5%
       2,000,000   North Carolina Municipal Power Agency Number 1,
                    Catawba Electric Revenue Bonds, Series 1992,
                    6.000%, 1/01/11                                          Aaa     No Opt. Call       2,121,740
       2,500,000   North Carolina Municipal Power Agency Number 1,
                    Catawba Electric Revenue Bonds, Series 1993,
                    4.100%, 1/01/05                                          Aaa     No Opt. Call       2,310,850

-----------------------------------------------------------------------------------------------------------------
                   NORTH DAKOTA - 1.1%
       8,245,000   Mercer County, North Dakota, Pollution Control
                    Revenue Bonds (Basin Electric Power Cooperative-
                    Antelope Valley Station), 1984 Series B,
                    7.000%, 1/01/19                                            A      1/99 at 103       8,567,709
       1,340,000   City of Minot, North Dakota, Single Family
                    Mortgage Revenue Refunding Bonds, Series 1993,
                    7.700%, 8/01/10                                           Aa      8/03 at 102       1,433,452

-----------------------------------------------------------------------------------------------------------------
                   OHIO - 6.4%
       3,960,000   Ohio Housing Finance Agency, Residential
                    Mortgage Revenue Bonds (GNMA Mortgage-
                    Backed Securities Programs), 1995 Series A-1,
                    6.300%, 9/01/17                                          AAA      3/05 at 102       4,088,462
      12,745,000   Ohio Housing Finance Agency, Single Family
                    Mortgage Revenue Bonds (GNMA Mortgage-
                    Backed Securities Program), 1989 Series A,
                    7.650%, 3/01/29 (Alternative Minimum Tax)                AAA      9/99 at 102      13,404,171

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   OHIO (CONTINUED)
    $ 10,000,000   State of Ohio, Pollution Control Revenue Bonds,
                    Series 1983 (Philip Morris Project),
                    7.250%, 12/01/08                                           A     12/97 at 103    $ 10,422,600
       4,500,000   Akron, Bath and Copley Joint Township Hospital
                    District, Ohio, Hospital Facilities Revenue Bonds,
                    Series 1992 (Summa Health System Project),
                    6.250%, 11/15/07                                          A3     11/02 at 102       4,612,500
       9,667,071   Bella Vista Housing Incorporated First Mortgage
                    Revenue Bonds, Ser 1981-A FHA Insured
                    Section 8 Assisted Project, 10.875%, 6/15/23             N/R      7/98 at 105      10,679,214
       1,995,000   County of Franklin, Ohio, Multifamily Housing
                    Mortgage Revenue Bonds, Series 1994A (FHA
                    Insured Mortgage Loan-Hamilton Creek
                    Apartments Project), 5.550%, 7/01/24
                    (Alternative Minimum Tax)                                 Aa      1/05 at 103       1,865,106
       6,600,000   The Student Loan Funding Corporation, Cincinnati,
                    Ohio, Student Loan Revenue Bonds, Series 1986A,
                    5.500%, 12/01/01 (Alternative Minimum Tax)                A1     No Opt. Call       6,687,582
       4,370,000   City of Toledo, Ohio, General Obligation (Limited
                    Tax), Various Purpose Improvement Bonds,
                    Series 1994, 5.750%, 12/01/09                            Aaa     12/04 at 102       4,484,713

-----------------------------------------------------------------------------------------------------------------
                   OKLAHOMA - 0.4%
       3,340,000   Tulsa Industrial Authority Hospital Revenue and
                    Refunding Bonds (Hillcrest Medical Center
                    Project), Series 1996, 6.500%, 6/01/09                   AAA     No Opt. Call       3,595,109

-----------------------------------------------------------------------------------------------------------------
                   OREGON - 0.6%
                   State of Oregon Department of Administrative Services,
                    Certificates of Participation, 1996 Series C:
       1,000,000    5.350%, 5/01/08                                          Aaa      5/06 at 101       1,007,010
       1,500,000    5.400%, 5/01/09                                          Aaa      5/06 at 101       1,505,175
                   Columbia River People's Utility District, Columbia
                    County, Oregon, General Obligation Refunding
                    Bonds, Series 1996:
       1,200,000    5.000%, 6/01/05                                          Aaa     No Opt. Call       1,198,764
       1,215,000    5.000%, 6/01/06                                          Aaa     No Opt. Call       1,208,378

-----------------------------------------------------------------------------------------------------------------
                   PENNSYLVANIA - 1.6%
       5,000,000   The Harrisburg Authority, Dauphin County,
                    Pennsylvania, Water Revenue Bonds, Series of 1991,
                    7.000%, 7/15/10 (Pre-refunded to 7/15/01)                Aaa      7/01 at 100       5,425,050
       5,400,000   City of Philadelphia, Pennsylvania, Water and
                    Wastewater Revenue Bonds, Series 1995,
                    5.300%, 8/01/06                                          Aaa     No Opt. Call       5,440,770

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   PENNSYLVANIA (CONTINUED)
     $ 3,600,000   The Philadelphia Municipal Authority Philadelphia,
                    Pennsylvania, Lease Revenue Refunding Bonds,
                    Series A (Financial Guaranty Insured),
                    5.625%, 11/15/18                                         Aaa     11/03 at 102     $ 3,520,800

-----------------------------------------------------------------------------------------------------------------
                   RHODE ISLAND - 1.1%
       5,500,000   Rhode Island Health and Educational Building
                    Corporation, Higher Education Facility Revenue
                    Bonds, Johnson & Wales University (Series 1990),
                    8.375%, 4/01/20 (Pre-refunded to 4/01/00)                AAA      4/00 at 102       6,155,270
       3,950,000   Rhode Island Health and Educational Building
                    Corporation, Higher Education Facility Revenue
                    Bonds, Providence College Issue, Series 1993,
                    5.600%, 11/01/22                                         Aaa     11/03 at 102       3,718,017

-----------------------------------------------------------------------------------------------------------------
                   SOUTH DAKOTA - 0.7%
       6,065,000   South Dakota Student Loan Assistance Corporation
                    Alternative Minimum Tax, 7.625%, 8/01/06
                    (Alternative Minimum Tax)                                Aaa      8/99 at 102       6,406,035

-----------------------------------------------------------------------------------------------------------------
                   TENNESSEE - 0.3%
       2,400,000   Tennessee Housing Development Agency, Mortgage
                    Finance Program Bonds, 1994 Series A,
                    6.900%, 7/01/25 (Alternative Minimum Tax)                 A1      7/04 at 102       2,505,648

-----------------------------------------------------------------------------------------------------------------
                   TEXAS - 5.7%
       4,831,035   General Services Commission (an Agency of the State
                    of Texas), as Lessee, Participation Interests,
                    7.500%, 9/01/22                                            A      9/97 at 102       4,816,735
       8,500,000   Texas Turnpike Authority, Dallas North Tollway
                    Revenue Bonds, Series 1990, 7.250%, 1/01/10
                    (Pre-refunded to 1/01/99)                                Aaa      1/99 at 102       9,048,165
       1,000,000   Alliance Airport Authority, Inc., Special Facilities
                    Revenue Bonds, Series 1990 (American Airlines,
                    Inc. Project), 7.500%, 12/01/29 (Alternative
                    Minimum Tax)                                            Baa2     12/00 at 102       1,066,900
       6,000,000   Dallas-Fort Worth International Airport Facility
                    Improvement Corporation, American Airlines, Inc.
                    Revenue Bonds, Series 1990, 7.500%, 11/01/25
                    (Alternative Minimum Tax)                               Baa2     11/00 at 102       6,381,600
       2,850,000   City of Dallas, Texas (Dallas, Denton and Collin
                    Counties), Waterworks and Sewer System Revenue
                    Refunding Bonds, Series 1993, 5.000%, 4/01/09             Aa      4/03 at 100       2,754,269

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   TEXAS (CONTINUED)
                    Lien Revenue Bonds, Series 1991A:
     $ 2,500,000    6.750%, 7/01/08 (Alternative Minimum Tax)                Aaa      7/01 at 102     $ 2,715,625
       2,500,000    6.750%, 7/01/21 (Alternative Minimum Tax)                Aaa      7/01 at 102       2,664,775
       2,094,648   The Midland Housing Finance Corporation
                    (Midland, Texas), Single Family Mortgage Revenue
                    Refunding, Series 1992A, 8.450%, 12/01/11                Aaa     11/05 at 103       2,243,996
       2,215,000   North Texas Higher Educational Authority, Inc.,
                    Student Loan Revenue Bonds, Series 1993D,
                    6.300%, 4/01/09 (Alternative Minimum Tax)                  A      4/03 at 102       2,227,869
       3,410,000   Ratama Development Corporation, Special Facilities
                    Revenue Bonds (Ratama Park Racetrack Project),
                    Series 1993, 8.750%, 12/15/12                            Aaa     No Opt. Call       4,554,976
       8,500,000   Travis County Health Facilities Development
                    Corporation, Hospital Revenue Bonds (Daughters
                    of Charity National Health System - Daughters of
                    Charity Health Services of Austin), Series 1993B,
                    6.000%, 11/15/22                                          Aa     11/03 at 102       8,514,025
       1,690,000   Board of Regents of the University of Texas System,
                    Revenue Financing System Refunding Bonds,
                    Series 1991A, 7.000%, 8/15/07                            Aa1      8/01 at 102       1,849,367
         810,000   University of Texas Financing System Revenue
                    Refunding Bonds, Series 1991-A, 7.000%, 8/15/07
                    (Pre-refunded to 8/15/01)                                Aaa      8/01 at 102         893,673

-----------------------------------------------------------------------------------------------------------------
                   UTAH - 1.8%
       1,500,000   Intermountain Power Agency (Utah), Power Supply
                    Revenue Refunding Bonds, 1988 Series A,
                    7.750%, 7/01/20                                           A1      7/98 at 102       1,583,535
       8,000,000   Intermountain  Power Agency (Utah), Power Supply
                    Revenue Bonds, Series 1996A, 6.150%, 7/01/14              A1      7/06 at 102       8,230,400
       6,000,000   Intermountain Power Agency Power Supply Revenue
                    Refunding Bonds, 1997 Series B, 5.750%, 7/01/19          Aaa      7/07 at 102       5,943,840

-----------------------------------------------------------------------------------------------------------------
                   VIRGINIA - 0.3%
       2,645,000   Suffolk Redevelopment and Housing Authority,
                    Multifamily Housing Revenue Refunding Bonds,
                    Series 1994 (Chase Heritage at Dulles Project),
                    7.000%, 7/01/24 (Mandatory put 7/01/04)                 Baa2      7/02 at 104       2,827,135

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE

     $ 4,500,000   Washington Health Care Facilities Authority
                    Revenue Bonds, Refunding Series 1993 (Franciscan
                    Health System/St. Joseph Hospital and Health Care
                    Center, Tacoma), 5.625%, 1/01/13                         Aaa      1/03 at 102     $ 4,428,315
       4,500,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Refunding Revenue Bonds,
                    Series 1993A, 5.750%, 7/01/13                            Aa1      7/03 at 102       4,418,370
      23,000,000   Washington Public Power Supply System, Nuclear
                    Project No. 1 Refunding Revenue Bonds,
                    Series 1993C, 5.375%, 7/01/15                            Aa1      7/03 at 102      21,553,300
       4,845,000   Washington Public Power Supply System, Nuclear
                    Project No. 1, Refunding Revenue Bonds,
                    Series 1989A, 7.500%, 7/01/15 (Pre-refunded
                    to 7/01/99)                                              Aaa      7/99 at 102       5,234,490
       3,580,000   Washington Public Power Supply System, Nuclear
                    Project No. 2 Refunding Revenue Bonds,
                    Series 1990C, 7.625%, 7/01/10 (Pre-refunded
                    to 1/01/01)                                              Aaa      1/01 at 102       3,988,585
       7,250,000   Washington Public Power Supply System Nuclear
                    Project No. 2 Refunding Revenue Bonds,
                    Series 1992A, 6.250%, 7/01/12                            Aa1      7/02 at 102       7,410,733
       6,475,000   Washington Public Power Supply System, Nuclear
                    Project #2-Refunding Revenue, Series 1990-A,
                    7.250%, 7/01/06                                          Aa1     No Opt. Call       7,300,691
      10,000,000   Washington Public Power Supply System, Nuclear
                    Project No. 3 Refunding Revenue Bonds,
                    Series 1993B, 7.000%, 7/01/09                            Aa1     No Opt. Call      11,212,900
       2,380,000   Washington Public Power Supply System, Nuclear
                    Project No. 3 Refunding Revenue Bonds,
                    Series 1989B, 5.500%, 7/01/17                            Aa1      1/00 at 100       2,219,278
       9,655,000   Washington Public Power Supply System, Nuclear
                    Project No. 3 Refunding Revenue Bonds,
                    Series 1993C, 5.000%, 7/01/05                            Aaa     No Opt. Call       9,527,070
       5,000,000   Public Utility District No. 1 of Snohomish County,
                    Washington, Generation System Revenue Bonds,
                    Series 1993, 5.500%, 1/01/14                             Aaa      1/03 at 100       4,885,000
       3,500,000   City of Tacoma, Washington, Electric System
                    Refunding Revenue Bonds, 1992B, 6.150%, 1/01/08          Aaa      1/02 at 102       3,661,000
       4,705,000   City of Tacoma, Washington, Sewer Revenue
                    Refunding Bonds, 1994 Series B, 8.000%, 12/01/08         Aaa     No Opt. Call       5,773,316
       5,505,000   Housing Authority of the City of Vancouver Revenue
                    Bonds, 1993, Series B (Fishers Mill Project),
                    (Junior Lien Bonds), 6.000%, 3/01/23                      Aa     No Opt. Call       5,490,136

PRINCIPAL                                                                              OPT. CALL           MARKET
AMOUNT             DESCRIPTION                                         RATINGS*     PROVISIONS**            VALUE
                   WEST VIRGINIA - 0.2%
     $ 1,405,000   West Virginia Housing Development Fund, Housing
                    Finance Bonds, 1990 Series A, 7.950%, 5/01/17
                    (Alternative Minimum Tax)                                Aaa     11/00 at 102     $ 1,423,447

-----------------------------------------------------------------------------------------------------------------
                   WISCONSIN - 0.3%
       1,400,000   Wisconsin Health and Educational Facilities
                    Authority, Wheaton Franciscan Services, Inc. System,
                    Revenue Bonds, Series 1993, 5.750%, 8/15/22              Aaa      8/03 at 102       1,366,161
         830,000   Wisconsin Housing and Economic Development
                    Authority, Home Improvement Revenue Bonds,
                    1992 Series A, 7.000%, 5/01/10 (Alternative
                    Minimum Tax)                                              A1      5/02 at 102         863,963

-----------------------------------------------------------------------------------------------------------------
                   PUERTO RICO - 1.6%
      12,390,000   Commonwealth of Puerto Rico, Public Improvement
                    Bonds of 1997 (General Obligation Bonds),
                    6.500%, 7/01/13                                          Aaa     No Opt. Call      13,810,760
    $830,095,254   Total Investments - (cost $839,170,350) - 98.4%                                    861,984,236
================
                   Other Assets Less Liabilities - 1.6%                                                14,128,308
                   Net Assets - 100%                                                                 $876,112,544
                                                                                                     ============

                                                                       NUMBER OF           MARKET          MARKET
                       STANDARD & POOR'S                MOODY'S       SECURITIES            VALUE         PERCENT
  SUMMARY OF                         AAA                    Aaa               84     $383,274,412             44%
  RATINGS*                  AA+, AA, AA-      Aa1, Aa, Aa2, Aa3               30      149,680,099              17
  PORTFOLIO OF                        A+                     A1               19      102,496,832              12
  INVESTMENTS:                     A, A-              A, A2, A3               25       95,800,128              11
                         BBB+, BBB, BBB-  Baa1, Baa, Baa2, Baa3               24      103,382,933              12
                            BB+, BB, BB-      Ba1, Ba, Ba2, Ba3                1          466,080               1
                               Non-rated              Non-rated                5       26,883,752               3
  TOTAL                                                                      188     $861,984,236            100%

* Ratings: Using the higher of Standard & Poor's or Moody's rating. N/R - Investments is not rated.
** Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.


See accompanying notes to financial statements.

STATEMENT OF NET ASSETS
(Unaudited)
                                                                              NPI                NPM               NPT
ASSETS
Investments in municipal securities, at market
   value (note 1)                                                        $1,267,025,305    $  887,656,408    $  861,984,236
Temporary investments in short-term municipal
   securities, at amortized cost (note 1)                                     4,625,000         3,500,000              --
Cash                                                                             26,414              --                --
Receivables:
   Interest                                                                  26,724,221        17,367,870        17,028,314
   Investments sold                                                           1,072,936         8,380,768         1,135,675
Other assets                                                                    635,017            49,125            54,823
                                                                         --------------    --------------    --------------
     Total assets                                                         1,300,108,893       916,954,171       880,203,048
                                                                         --------------    --------------    --------------

LIABILITIES
Cash overdraft                                                                     --              17,517           436,998
Payable for investments purchased                                             1,920,692              --                --
Accrued expenses:
   Management fees (note 6)                                                     652,468           466,189           448,005
   Other                                                                        270,459           197,019           306,546
Preferred share dividends payable                                               538,423           131,648           123,979
Common share dividends payable                                                5,070,942         3,156,662         2,774,976
                                                                         --------------    --------------    --------------
     Total liabilities                                                        8,452,984         3,969,035         4,090,504
                                                                         --------------    --------------    --------------
Net assets (note 7)                                                      $1,291,655,909    $  912,985,136    $  876,112,544
                                                                         ==============    ==============    ==============

Preferred shares, at liquidation value                                   $  350,000,000    $  300,000,000    $  308,400,000
                                                                         ==============    ==============    ==============

Preferred shares outstanding                                                     14,000            12,000            12,336
                                                                         ==============    ==============    ==============



Common shares outstanding                                                    63,785,431        40,731,119        40,808,465
                                                                         ==============    ==============    ==============

Net asset value per Common share outstanding (net assets less Preferred shares at liquidation value,
   divided by Common shares outstanding)                                 $        14.76    $        15.05    $        13.91
                                                                         ==============    ==============    ==============

   See accompanying notes to financial statements.

STATEMENT OF OPERATIONS
Six months ended April 30, 1997
(Unaudited)
                                                                  NPI                   NPM                   NPT
INVESTMENT INCOME
Tax-exempt interest income (note 1)                           $ 41,411,281         $ 27,816,082         $ 25,601,900
                                                              ------------         ------------         ------------
Expenses:
   Management fees (note 6)                                      3,985,487            2,842,093            2,732,573
   Preferred shares--remarketing/auction fees                      408,330              375,000              385,500
   Preferred shares--dividend disbursing agent fees                 14,815               30,942               51,442
   Shareholders' servicing agent fees and expenses                 111,755               37,905               55,104
   Custodian's fees and expenses                                    79,049               60,831               58,659
   Directors' fees and expenses (note 6)                            19,588                3,691                3,548
   Professional fees                                                13,907               12,685               12,586
   Shareholders' reports--printing and mailing expenses            137,721               88,902               97,450
   Stock exchange listing fees                                      26,180               17,724               17,756
   Investor relations expense                                       55,534               33,311               35,037
   Other expenses                                                   30,227               23,278               19,049
                                                              ------------         ------------         ------------
     Total expenses                                              4,882,593            3,526,362            3,468,704
                                                              ------------         ------------         ------------
       Net investment income                                    36,528,688           24,289,720           22,133,196
                                                              ------------         ------------         ------------


REALIZED AND UNREALIZED GAIN
(LOSS) FROM INVESTMENTS
Net realized gain from investment transactions
   (notes 1 and 3)                                                  78,189            1,034,492              287,041
Net change in unrealized appreciation or depreciation
   of investments                                              (10,840,877)          (5,667,287)          (6,756,634)
                                                              ------------         ------------         ------------
       Net gain (loss) from investments                        (10,762,688)          (4,632,795)          (6,469,593)
                                                              ------------         ------------         ------------
Net increase in net assets from operations                    $ 25,766,000         $ 19,656,925         $ 15,663,603
                                                              ============         ============         ============

See accompanying notes to financial statements

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
                                                                   NPI                                       NPM
                                                     Six months ended       Year ended       Six months ended       Year ended
                                                          4/30/97            10/31/96             4/30/97            10/31/96
OPERATIONS
Net investment income                                $    36,528,688     $    73,868,581     $    24,289,720     $    48,572,138
Net realized gain from investment transactions
   (notes 1 and 3)                                            78,189           1,864,659           1,034,492           4,115,140
Net change in unrealized appreciation or
   depreciation of investments                           (10,840,877)         (8,027,802)         (5,667,287)          6,744,631
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase in net assets
        from operations                                   25,766,000          67,705,438          19,656,925          59,431,909
                                                     ---------------     ---------------     ---------------     ---------------

DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
     Common shareholders                                 (30,425,648)        (61,521,076)        (19,075,019)        (37,757,770)
     Preferred shareholders                               (6,013,674)        (12,507,980)         (5,199,418)        (10,618,502)
From accumulated net realized gains from
    investment transactions:
     Common shareholders                                  (1,862,536)         (3,157,383)               --                  --
     Preferred shareholders                                     --                  --                  --                  --
                                                     ---------------     ---------------     ---------------     ---------------
   Decrease in net assets from distributions
     to shareholders                                     (38,301,858)        (77,186,439)        (24,274,437)        (48,376,272)
                                                     ---------------     ---------------     ---------------     ---------------
     Net increase (decrease) in net assets               (12,535,858)         (9,481,001)         (4,617,512)         11,055,637
Net assets at beginning of period                      1,304,191,767       1,313,672,768         917,602,648         906,547,011
                                                     ---------------     ---------------     ---------------     ---------------
Net assets at end of period                          $ 1,291,655,909     $ 1,304,191,767     $   912,985,136     $   917,602,648
                                                     ===============     ===============     ===============     ===============

Balance of undistributed net investment
   income at end of period                           $       776,890     $       687,524     $     2,374,629     $     2,359,346
                                                     ===============     ===============     ===============     ===============

   See accompanying notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS
(Unaudited)
                                                                            NPT
                                                         Six months ended       Year ended
                                                              4/30/97             10/31/96
OPERATIONS
Net investment income                                      $  22,133,196       $  44,783,671
Net realized gain from investment transactions
   (notes 1 and 3)                                               287,041           3,382,309
Net change in unrealized appreciation or
   depreciation of investments                                (6,756,634)          4,202,791
                                                           -------------       -------------
     Net increase in net assets
        from operations                                       15,663,603          52,368,771
                                                           -------------       -------------

DISTRIBUTIONS TO SHAREHOLDERS (note 1)
From undistributed net investment income:
     Common shareholders                                     (16,838,471)        (33,267,660)
     Preferred shareholders                                   (5,275,186)        (10,875,395)
From accumulated net realized gains from
    investment transactions:
     Common shareholders                                            --                  --
     Preferred shareholders                                         --                  --
                                                           -------------       -------------
   Decrease in net assets from distributions
     to shareholders                                         (22,113,657)        (44,143,055)
                                                           -------------       -------------
     Net increase (decrease) in net assets                    (6,450,054)          8,225,716
Net assets at beginning of period                            882,562,598         874,336,882
                                                           -------------       -------------
Net assets at end of period                                $ 876,112,544       $ 882,562,598
                                                           =============       =============

Balance of undistributed net investment
   income at end of period                                 $   1,650,192       $   1,630,654
                                                           =============       =============

See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS
(Unaudited)

1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
                          At April 30, 1997, the National Funds (the "Funds") covered in this report and their corresponding New York Stock Exchange symbols are Nuveen Premium Income Municipal Fund, Inc. (NPI), Nuveen Premium Income Municipal Fund 2, Inc. (NPM) and Nuveen Premium Income Municipal Fund 4, Inc. (NPT).

                          Each Fund invests primarily in a diversified portfolio of municipal obligations issued by state and local government authorities. The Funds are registered under the Investment Company Act of 1940 as closed-end, diversified management investment companies.

                          The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with generally accepted accounting principles.

Securities Valuation      The prices of municipal bonds in each Fund's
                          investment portfolio are provided by a pricing service approved and supervised by the Fund's Board of Directors. When price quotes are not readily available
                          (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers and general market conditions. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are traded and valued at amortized cost.

Securities Transactions   Securities transactions are recorded on a trade date
                          basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the transaction date.
                          The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets in a separate account with a current value at least equal to the amount of their purchase commitments. At
                          April 30, 1997, NPI had an outstanding purchase commitment of $1,920,692. There were no such purchase commitments in NPM and NPT.

Interest Income           Interest income is determined on the basis of
                          interest accrued, adjusted for amortization of premiums and accretion of discounts on long-term debt securities when required for federal income tax purposes.

Federal Income Taxes      Each Fund is a separate taxpayer for federal income
                          tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax-exempt net investment income, in addition to any significant amounts of net realized capital gains and/or market discount realized from investment transactions. The Funds currently consider significant net realized capital gains and/or market discount as amounts in excess of $.01 per Common share. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds. Net realized capital gain and market discount distributions are subject to federal taxation.

Dividends and             Tax-exempt net investment income is declared as a
Distributions to          dividend monthly and payment is made or reinvestment
Shareholders              is credited to shareholder accounts after month-end.
                          Net realized capital gains and/or market discount from investment transactions are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryovers.

                          Distributions to shareholders of tax-exempt net investment income, net realized capital gains and/or market discount are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. Accordingly, temporary over-distributions as a result of these differences may occur and will be classified as either distributions in excess of net investment income, distributions in excess of net realized gains and/or distributions in excess of net ordinary taxable income from investment transactions, where applicable.

Preferred Shares          NPI has issued and outstanding 2,800 shares of
                          each Series A, B, C, D and E $25,000 stated value
                          Preferred shares. The dividend rate on each Series may change every 28 days as set by the auction agent, except for series E which may change every seven days.

                          NPM and NPT have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set by the auction agent. The number of shares outstanding, by Series and in total, for each of the Funds is as follows:

                                                          NPM             NPT
   Number of shares:
      Series M                                           2,000           2,200
      Series T                                           3,000           2,000
      Series T2                                           --             1,328
      Series W                                           2,000           1,680
      Series Th                                          3,000           2,000
      Series F                                           2,000           1,800
      Series F2                                           --             1,328
                                                        ------          ------

   Total                                                12,000          12,336
                                                        ======          ======

Derivative Financial      The Funds may invest in transactions in certain
Instruments               derivative financial instrumentsincluding futures,
                          forward, swap, and option contracts, and other financial instruments with similar characteristics.
                          Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended April 30, 1997.

Use of Estimates          The preparation of financial statements
                          in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.

                          2. FUND SHARES
                          There were no share transactions during the six months ended April 30, 1997, or during the year ended October 31, 1996, in any of the Funds.

                          3. SECURITIES TRANSACTIONS
                          Purchase and sales (including maturities) of investments in municipal securities and temporary municipal investments during the six months ended April 30, 1997, were as follows:

                                             NPI           NPM            NPT
   PURCHASES
   Investments in municipal securities   $35,291,613   $76,667,850   $57,291,018
   Temporary municipal investments        33,325,000    35,100,000    27,900,000
   SALES AND MATURITIES
   Investments in municipal securities    37,126,820    84,401,400    54,480,192
   Temporary municipal investments        28,800,000    34,600,000    27,900,000
                                         ===========   ===========   ===========

                          At April 30, 1997, the identified cost of investments owned for federal income tax purposes was the same as the cost for financial reporting purposes for each Fund.

                          At October 31, 1996, the Funds' last fiscal year end, the following Funds had unused capital loss carryovers available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryovers will expire as follows:

                                NPM             NPT
   Expiration year:
      2001                   $  --          $ 3,894,138
      2002                      --           12,137,697
      2003                    659,243         5,211,676
                             --------       -----------

   Total                     $659,243       $21,243,511
                             ========       ===========

                          4. DISTRIBUTIONS TO COMMON SHAREHOLDERS
                          On May 1, 1997, the Funds declared Common share
                          dividend distributions from their tax-exempt net
                          investment income which were paid June 2, 1997, to
                          shareholders of record on May 15, 1997, as follows:
                               NPI             NPM             NPT
   Dividend per share        $.0765          $.0775          $.0680
                             ======          ======          ======

                          5. UNREALIZED APPRECIATION (DEPRECIATION)
                          Gross unrealized appreciation and gross unrealized
                          depreciation of investments at April 30, 1997, were as
                          follows:
                                      NPI             NPM             NPT
   Gross unrealized:
      appreciation                $42,399,109     $44,581,798     $24,618,826
      depreciation                 (5,586,092)       (169,354)     (1,804,940)
                                  -----------     -----------    -----------
   Net unrealized appreciation    $36,813,017     $44,412,444     $22,813,886
                                  ===========     ===========     ===========

                          6. MANAGEMENT FEE AND OTHER TRANSACTIONS
                          WITH AFFILIATES
                          Under the Funds' investment management agreements with
                          Nuveen Advisory Corp. (the "Adviser"), a wholly owned
                          subsidiary of The John Nuveen Company, each Fund pays
                          an annual management fee, payable monthly, at the
                          rates set forth below, which are based upon the
                          average daily net asset value of each Fund:
   Average daily net asset value                            Management fee
   For the first $125 million                               .6500 of 1%
   For the next $125 million                                .6375 of 1
   For the next $250 million                                .6250 of 1
   For the next $500 million                                .6125 of 1
   For the next $1 billion                                  .6000 of 1
   For net assets over $2 billion                           .5875 of 1

                          The fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser.

                          7. COMPOSITION OF NET ASSETS At April 30, 1997, net
                          assets consisted of:
                                                       NPI              NPM               NPT
Preferred shares, $25,000 stated value
   per share, at liquidation value               $  350,000,000   $  300,000,000   $  308,400,000
Common shares, $.01 par value per share                 637,854          407,311          408,085
Paid-in surplus                                     903,352,774      565,414,367      563,796,851
Balance of undistributed net investment income          776,890        2,374,629        1,650,192
Accumulated net realized gain (loss) from
   investment transactions                               75,374          376,385      (20,956,470)
Net unrealized appreciation of investments           36,813,017       44,412,444       22,813,886
                                                 --------------   --------------   --------------
   Net assets                                    $1,291,655,909   $  912,985,136   $  876,112,544
                                                 ==============   ==============   ==============

Authorized shares:
   Common                                           200,000,000      200,000,000      200,000,000
   Preferred                                          1,000,000        1,000,000        1,000,000
                                                 ==============   ==============   ==============

                          8. INVESTMENT COMPOSITION
                          Each Fund invests in municipal securities which
                          include general obligation, escrowed and revenue
                          bonds. At April 30, 1997, the revenue sources by
                          municipal purpose for these investments, expressed as
                          a percent of total investments, were as follows:
                                                          NPI             NPM            NPT
   Revenue Bonds:
      Housing Facilities                                  14%             21%            20%
      Electric Utilities                                  11               1             13
      Health Care Facilities                              10               9             12
      Transportation                                       7              10              8
      Pollution Control Facilities                         9               6              8
      Educational Facilities                               4               2              8
      Lease Rental Facilities                              3               5              2
      Water / Sewer Facilities                             5               1              3
      Other                                                7               7              3
   General Obligation Bonds                                8              20             13
   Escrowed Bonds                                         22              18             10
                                                        -----           -----           -----
                                                         100%            100%            100%
                                                        =====           =====           =====

                          Certain long-term and intermediate-term investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (48% for NPI, 37% for NPM and 38% for NPT). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

                          All of the temporary investments in short-term municipal securities have credit enhancements (letters of credit, guarantees or insurance) issued by third party domestic or foreign banks or other institutions.

                          For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

9. OTHER MATTERS

                          On June 3, 1997, after notice to shareholders, the federal district court in Chicago approved the settlement of litigation pending and a similar lawsuit (dismissed in December 1996) which was pending in state court in Hennepin County, Minnesota, against John Nuveen & Co., Incorporated, Nuveen Advisory Corp., current and former directors of two of the Nuveen exchange-traded investment companies, Nuveen Municipal Value Fund, Inc. and Nuveen Premium Income Municipal Fund, Inc., inside counsel to Nuveen & Co. (collectively the "Nuveen Defendants") and the two Funds' former outside legal counsel, making various allegations with respect to the two Funds' January 1994 rights offerings. The settlement, which in no way constitutes an admission of liability by any defendant, will be paid one half each by the insurer for the Funds' former outside counsel and by the insurer for the Nuveen Defendants. The settlement will become final 30 days after its approval, absent appeal. If appealed, the settlement will become final if and when the district court's approval is affirmed.

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD
IS AS FOLLOWS:
                                                                        Dividends from tax-exempt
                                            Operating performance       net investment income
                                                           Net
                                                           realized &
                           Net asset        Net            unrealized
                           value            invest-        gain (loss)  To           To
                           beginning        ment           from invest- Common       Preferred
                           of period        income         ments        shareholders shareholders+
NPI
Six months ended
         4/30/97           $14.960          $ .573         $ (.173)     $ (.477)     $(.094)
Year ended 10/31:
         1996               15.110           1.158           (.097)       (.965)      (.196)
         1995               14.140           1.235           1.006       (1.056)      (.215)
         1994               16.300           1.256          (2.016)***   (1.172)      (.156)
         1993               15.790           1.431            .612       (1.364)      (.169)
5 months ended
         10/31/92           15.760            .602            .023        (.516)      (.079)
Year ended 5/31:
         1992               15.180           1.492            .492       (1.135)      (.269)
         1991               14.600           1.504            .532       (1.080)      (.376)
         1990               14.720           1.508           (.115)      (1.080)      (.433)
6/22/89 to
         5/31/90            14.050           1.101            .741        (.747)      (.268)
NPM
Six months ended
         4/30/97            15.160            .593           (.110)       (.465)      (.128)
Year ended 10/31:
         1996               14.890           1.193            .265        (.927)      (.261)
         1995               13.030           1.196           1.878        (.918)      (.296)
         1994               15.600           1.179          (2.528)       (.940)      (.239)
         1993               13.570           1.143           2.182        (.907)      (.250)
7/23/92 to
         10/31/92           14.050            .162           (.545)       (.076)        --
                           Distributions from capital gains
                                                                                          Per
                                                           Organization                   Common
                                                           and offering                   share
                                                           costs and                      market
                           To               To             Preferred share  Net asset     value
                           Common           Preferred      underwriting     value end     end of
                           shareholders     shareholders+  discounts        of period     period
NPI
Six months ended
         4/30/97           $(.029)          $ --           $ --             $14.760      $14.125
Year ended 10/31:
         1996              (.050)             --             --              14.960       14.500
         1995                --               --             --              15.110       14.375
         1994              (.072)             --             --              14.140       13.250
         1993                --               --             --              16.300       17.750
5 months ended
         10/31/92            --               --             --              15.790       15.875
Year ended 5/31:
         1992                --               --             --              15.760       16.250
         1991                --               --             --              15.180       15.375
         1990                --               --             --              14.600       15.000
6/22/89 to
         5/31/90             --               --           (.157)            14.720       14.875
NPM
Six months ended
         4/30/97             --               --             --              15.050       14.625
Year ended 10/31:
         1996                --               --             --              15.160       14.125
         1995                --               --             --              14.890       13.125
         1994              (.032)           (.010)           --              13.030       11.375
         1993                --               --           (.138)            15.600       14.875
7/23/92 to
         10/31/92            --               --           (.021)            13.570       13.375
                                                                                     Ratios/Supplemental data
                           Per              Total
                           Common           invest-                                                   Ratio of
                           share            ment                                                      net
                           market           return         Total        Net assets     Ratio of       investment
                           value            on             return on    end of         expenses       income           Portfolio
                           end of           market         net asset    period (in     to average     to average       turnover
                           period           value**        value**      thousands)     net assets++   net assets++     rate
NPI
Six months ended
         4/30/97           $14.125             .93%         2.06%        $1,291,656    .76%*          5.66%*            3%
Year ended 10/31:
         1996               14.500            8.24          5.92          1,304,192    .75            5.67             16
         1995               14.375           16.88         14.84          1,313,673    .76            6.13             12
         1994               13.250          (19.13)        (5.88)         1,252,208    .77            6.08             15
         1993               17.750           20.96         12.33          1,213,064    .79            6.28             11
5 months ended
         10/31/92           15.875             .73          3.46          1,173,329    .78*           6.33*             2
Year ended 5/31:
         1992               16.250           13.32         11.72          1,167,042    .66            6.71              2
         1991               15.375           10.14         11.88          1,127,103    .65            6.97              1
         1990               15.000            8.39          6.74          1,090,365    .65            6.98              4
6/22/89 to
         5/31/90            14.875            4.38         10.44          1,089,152    .62*           6.92*             7
NPM
Six months ended
         4/30/97            14.625            6.87          2.37            912,985    .77*           5.34*             8
Year ended 10/31:
         1996               14.125           14.94          8.28            917,603    .77            5.34             24
         1995               13.125           24.22         22.06            906,547    .77            5.60             27
         1994               11.375          (17.76)       (10.64)           830,600    .76            5.41             26
         1993               14.875           18.47         22.31            835,582    .73            5.19             20
7/23/92 to
         10/31/92           13.375          (10.38)        (2.89)           552,570    .73*           4.77*            12
See notes on page 70.

FINANCIAL HIGHLIGHTS
(Unaudited)

SELECTED DATA FOR A COMMON SHARE OUTSTANDING THROUGHOUT EACH PERIOD
IS AS FOLLOWS:
                                                                        Dividends from tax-exempt
                                            Operating performance       net investment income
                                                           Net
                                                           realized &
                           Net asset        Net            unrealized
                           value            invest-        gain (loss)  To           To
                           beginning        ment           from invest- Common       Preferred
                           of period        income         ments        shareholders shareholders+
NPT
Six months ended
         4/30/97           $14.070          $ .538         $ (.161)     $(.408)      $(.129)
Year ended 10/31:
         1996               13.870           1.097            .185       (.816)       (.266)
         1995               12.090           1.100           1.810       (.840)       (.290)
         1994               14.870           1.069          (2.770)      (.835)       (.201)
2/19/93 to
         10/31/93           14.050            .510             .972       (.416)       (.073)

                           Distributions from capital gains
                                                                                         Per
                                                           Organization                  Common
                                                           and offering                  share
                                                           costs and                     market
                           To               To             Preferred share  Net asset    value
                           Common           Preferred      underwriting     value end    end of
                           shareholders     shareholders+  discounts        of period    period
NPT
Six months ended
         4/30/97           $  --            $  --          $  --            $13.910      $12.875
Year ended 10/31:
         1996                 --               --             --             14.070       12.688
         1995                 --               --             --             13.870       12.125
         1994              (.031)           (.005)         (.007)            12.090       10.750
2/19/93 to
         10/31/93             --               --          (.173)            14.870       14.250

                                                                        Ratios/Supplemental data
                           Total
                           invest-                                                   Ratio of
                           ment                                                      net
                           return           Total          Net assets   Ratio of     investment
                           on               return on      end of       expenses     income         Portfolio
                           market           net asset      period (in   to average   to average     turnover
                           value**          value**        thousands)   net assets++ net assets++   rate
NPT
Six months ended
         4/30/97             4.72%            1.79%        $876,113     .79%*        5.06%*          6%
Year ended 10/31:
         1996               11.57             7.53          882,563     .79          5.11           20
         1995               21.32            22.41          874,337     .80          5.35           32
         1994              (19.12)          (13.29)         801,617     .88          5.15           47
2/19/93 to
         10/31/93           (2.13)            8.94          431,437     .82*         4.04*          10

* Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Net Asset Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in net asset value per share.
*** Includes ($.187) effect of the Fund's Rights Offering of shares at a price below NAV and costs of the offering. + The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders.

Serving investors for generations

Photographic image of John Nuveen Sr., founder of Nuveen.

Since our founding in 1898, John Nuveen & Co. Incorporated has been synonymous with investments that withstand the test of time. Today, we offer a broad range of investments designed for mature investors whose portfolios are the principal source of their ongoing financial security. More than 1.3 million investors have entrusted Nuveen to help them maintain the lifestyle they currently enjoy.
  A value investing approach--purchasing securities of strong companies and communities that represent good long-term value--is the cornerstone of Nuveen's investment philosophy. It is a careful, long-term strategy that offers the potential for attractive returns with moderated risk. Successful value investing begins with in-depth research and a discerning eye for marketplace opportunity. Nuveen's team of investment professionals is backed by the discipline, resources and expertise of almost a century of investment experience, including one of the most recognized municipal research departments in the industry.
  To meet the unique circumstances and financial planning needs of mature investors, Nuveen offers a wide array of taxable and tax-free investment products--including equity and fixed-income mutual funds, unit trusts, exchange-traded funds, individual managed account services, and cash management products.

John Nuveen & Co. Incorporated
333 West Wacker Drive
Chicago, Illinois 60606-1286
FSA-5-4.97